            As filed with the Securities and Exchange Commission on May 29, 2007
                                               File Nos. 811-10267 and 333-53450

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

Pre-Effective Amendment No. ____                                        [ ]

Post-Effective Amendment No. 13                                         [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

Amendment No. 14                                                        [X]

                                 ASSETMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)
                     2300 Contra Costa Boulevard, Suite 600
                          Pleasant Hill, CA 94523-3967
               (Address of Principal Executive Offices) (Zip Code)
                                 (800) 664-5345
              (Registrant's Telephone Number, Including Area Code)
                                  Carrie Hansen
                     2300 Contra Costa Boulevard, Suite 600
                          Pleasant Hill, CA 94523-3967
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Michael P. O'Hare, Esq.
                       Stradley Ronon Stevens & Young LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X]       immediately upon filing pursuant to paragraph (b).

[ ]       on (date) pursuant to paragraph (b).

[ ]       60 days after filing pursuant to paragraph (a)(1).

[ ]       on (date) pursuant to paragraph (a)(1).

[ ]       75 days after filing pursuant to paragraph (a)(2).

[ ]       on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                              ASSETMARK FUNDS(R)

                                                              Investment Advisor
                                             AssetMark Investment Services, Inc.

PROSPECTUS

May 29, 2007

____________________________________________________________
AssetMark Fundamental Index(TM) Large Company Growth Fund

AssetMark Fundamental Index(TM) Large Company Value Fund

AssetMark Fundamental Index(TM) Small Company Growth Fund

AssetMark Fundamental Index(TM) Small Company Value Fund

AssetMark Fundamental Index(TM) International Equity Fund
_____________________________________________________________

This  Prospectus  describes  the AssetMark  Fundamental  Index(TM)  Funds,  five separate  mutual  funds  (each a "Fund" and  collectively  the  "Funds")  within
AssetMark Funds.(R) You will find specific  information in this Prospectus about each of the Funds plus general fund family information.  You may find additional information in the AssetMark Funds' Statement of Additional  Information,  which is incorporated by reference into this Prospectus.

The  Securities and Exchange  Commission has not approved or disapproved  any of the above listed Funds.  The  Securities  and Exchange  Commission  also has not determined  whether this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OVERVIEW

This combined Prospectus  describes the AssetMark  Fundamental  Index(TM) Funds, five separate mutual funds (each a "Fund" and  collectively  the "Funds") within
AssetMark  Funds,(R) a registered  open-end  management  investment company (the
"Trust").  Each  Fund's  assets  are  managed  according  to its own  investment objectives,  strategies  and  policies.  Shares  of the  Funds  are  offered  to investors on a no-load basis,  without any front- or back-end sales charges. The
Funds are designed  for  investment  by  institutional  investors  and by retail investors,  typically through investment advisors,  broker-dealers and financial services institutions.

The Fundamental Index(TM) Approach

General Theory. Each Fund's portfolio is managed in accordance with the Research
Affiliates  Fundamental  Index(TM)  ("RAFI(TM)") approach to index and portfolio construction.  Research Affiliates,  LLC ("Research Affiliates") is a pioneer in the field of  fundamental  index(TM)  investing  and the creator of the RAFI(TM)
approach.* The RAFI(TM) approach is a patent-pending,  quantitative process that utilizes fundamental measures of company size, rather than market capitalization
(company share price multiplied by number of shares  outstanding),  in selecting securities for an index and  determining  each  individual  security's  relative weight  within the index.  The  RAFI(TM)  approach  is premised on the idea that fundamental measures (as opposed to market capitalization) are a more meaningful way to determine the size of a company when  constructing  a company  size-based securities  index,  since market  capitalization  is based on a company's  share price,  which is affected by investor  sentiment and may not always  reflect the fundamental value of a company. Thus, a market capitalization-based approach may select securities for an index and weight those securities within the index in a manner that does not accurately  account for the true "size" of a company.  Each of the  AssetMark  Fundamental  Index(TM)  Funds  seeks  to  invest  in the same securities (at the same relative  weights) that make up an enhanced version of a
particular   fundamental   index  (or  portions  thereof)  created  by  Research
Affiliates using the RAFI(TM) approach.

Index Construction.  The RAFI(TM) index construction  process begins with all of the listed equity securities in a given universe (U.S.  equities,  international equities,  etc.).  Research  Affiliates then employs a set of four  quantitative rules to select  securities  to be included  in the index  based on  fundamental measures of company size: (1) book equity value,  (2) gross  dividends (if any),
(3) income (free cash flow), and (4) sales. Once the securities are selected for the index,  Research  Affiliates  applies the same four factors to re-weight the securities relative to the other securities selected for the index, to determine the relative weight for each security within the index.

Research  Affiliates  serves as a sub-advisor of each Fund, and sub-advises each
Fund's  portfolio in accordance with an enhanced  version of one of its standard indexes.  The RAFI(TM) 3000 Index consists of the 3,000 largest U.S.  companies, as determined using the RAFI(TM)  approach.  The RAFI(TM) 1000 Index consists of the l,000 largest  companies  (nos. 1 through  1,000),  as determined  using the
RAFI(TM)  approach.  The  RAFI(TM)  2000 Index  consists of the  smallest  2,000 companies  (nos.  1,001 through 3,000) in the RAFI(TM) 3000 Index,  as ranked by
Research Affiliates using the RAFI(TM) methodology.  The RAFI(TM)  International
Equity  Index  consists of the  largest  1,000  publicly  traded  companies,  as determined  using the RAFI(TM)  approach,  in the developed  markets  outside of
North America  (Europe,  Australasia and the Far East). The securities that make up each standard  index are typically  reconstituted  once  annually,  while the relative weights of each security within an index are adjusted more frequently.

___________________________________
* Fundamental Index(TM) or RAFI(TM), the non-capitalization  method for creating and  weighting  an  index  of  securities,  is  the  patent-pending  proprietary intellectual  property of Research Affiliates,  LLC (Patent Pending.  Publ. Nos.
US-2005-0171884-A1,  US-2006-0015433-A1, US-2006-0149645-A1 and WO 2005/076812).
The trade names Fundamental Index(TM), RAFI(TM), RAFI(TM) (logo) and Fundamental
1000(TM) are the exclusive  intellectual  property of Research Affiliates,  LLC.
Any use of the  intellectual  property of Research  Affiliates,  LLC without the prior written permission of Research  Affiliates,  LLC is expressly  prohibited.
Research Affiliates, LLC reserves the right to take any and all necessary action to preserve  all of its rights,  title and  interest in and to its  intellectual property.

Index Enhancements.  Each Fund seeks to invest in the securities (or a specified portion of the  securities)  that make up an "enhanced"  version of a particular
RAFI(TM) Index. Each Enhanced Research Affiliates Fundamental Index(TM) is based on a standard Research Affiliates Fundamental Index(TM), but is constructed with certain  quantitative  alterations  intended to generate excess returns over and above the returns of the standard RAFI(TM) index, without additional volatility.

Currently, the following accounting and portfolio construction  enhancements are applied  to the  standard  RAFI(TM)  indexes  in order to create  each  Enhanced
Research Affiliates Fundamental Index(TM):

o    Quality of Earnings.  The quality of each company's  corporate earnings are measured  using a net  operating  assets  analysis  and the  companies  are grouped into ten deciles  according to the results.  The  weightings of the companies in the top deciles for quality of earnings are  increased  within the  enhanced  index  while  weights of  companies  in bottom  deciles  are reduced.

o    Financial  Distress  Risk.  Each  company's  "financial  distress  risk" is measured  using a debt  coverage  ratio  analysis to evaluate the extent to which the company has  sufficient  net operating  income to cover its debt.
     Companies with a low score have a higher financial  distress risk and their weightings are reduced within the enhanced index.

o    More  Frequent  Index   Reconstitution.   Instead  of  reconstituting   the
     securities  within  each  index  annually,  as with the  standard  RAFI(TM)
     indexes,  each enhanced index is reconstituted  quarterly.  Thereafter,  in order to minimize the trading costs and the possible  generation of taxable gains,  the Fund's cash inflows from dividends or  shareholder  investments are invested in a manner designed to most effectively  adjust the structure of the Fund's portfolio toward the reconstituted index.

o    Re-Weighting of Fundamental Index(TM) Factors.  While the standard RAFI(TM)
     indexes are  constructed by applying equal weights to the four  fundamental factors  that  are used to  calculate  company  size  (book  equity  value, dividends,  income and sales),  the  weighting  of the four  factors may be adjusted to best tailor the mix of fundamental factors to the nature of the target asset classes  within the index in a manner  intended to provide the most meaningful measures of company size.

Research  Affiliates  continually  evaluates  additional  enhancements  and  may introduce or adjust an enhancement  after exhaustive  testing.  Any enhancements must be consistent with the Fundamental Index(TM) methodology and be shown to be statistically significant over time.

ASSETMARK FUNDAMENTAL INDEX(TM) LARGE COMPANY GROWTH FUND
Investment Objective and Principal Investment Strategies
Investment Objective

The investment  objective of the AssetMark  Fundamental  Index(TM) Large Company
Growth Fund is capital  appreciation  over the long term. The Fund's  investment objective may be changed without  shareholder  approval  (although the Fund will provide  advance  notice to  shareholders  before any such change takes effect).
There can be no guarantee that the Fund will achieve its investment objective.

Principal Investment Strategies

The  AssetMark  Fundamental  Index(TM)  Large  Company  Growth  Fund is managed in accordance  with an  enhanced  version of the  Research  Affiliates  Fundamental
Index(TM)  ("RAFI(TM)")  approach  to  investing.  The  RAFI(TM)  approach  is a patent-pending  process  that  utilizes  fundamental  measures of company  size, rather than market  capitalization  (company share price multiplied by number of shares  outstanding),  in selecting securities for an index and determining each individual  security's  relative  weight  within  the  index.  The Fund seeks to achieve  its  objective  by  investing  substantially  all of its  assets in the securities within the Enhanced RAFI(TM) 1000 Index.

The Fund invests in those  securities  that represent  approximately  50% of the fundamental  weighting  of the  Enhanced  RAFI(TM)  1000 Index.  The  securities selected  are  those  that  Research  Affiliates  determines  have the  greatest forecasted  growth  prospects,  based on objective  market factors.  To evaluate growth prospects,  all of the securities in the Enhanced RAFI(TM) 1000 Index are
ranked   according  to  a  combination  of  the  following   four  ratios:   (i)
price-to-book;   (ii)   price-to-earnings;   (iii)   price-to-sales;   and  (iv)
price-to-free cash flow.

The Fund invests  primarily in common stock.  Common stock is an equity security that represents a proportionate  share of the ownership of a company;  its value is  based  on  the  success  of the  company's  business,  any  income  paid  to stockholders,  the value of its assets, and general market conditions.  The Fund will typically hold between 400 and 600 stocks.

Under normal market conditions,  the Fund invests at least 80% of its net assets in  securities  of large  companies.  The term "net assets"  above  includes any borrowings for investment  purposes  consistent with SEC requirements,  although the Fund does not intend to borrow for investment  purposes.  The Fund considers
"large companies" to be companies that are contained in the RAFI(TM) 1000 Index.
The RAFI(TM) 1000 Index consists of the 1,000 largest  companies in the RAFI(TM)
3000  Index,  as  ranked  using  Research  Affiliates'   Fundamental   Index(TM)
methodology.  If the  Fund  changes  this  investment  policy,  it  will  notify shareholders at least 60 days in advance of the change.

ASSETMARK FUNDAMENTAL INDEX(TM) LARGE COMPANY VALUE FUND
Investment Objective and Principal Investment Strategies
Investment Objective

The investment  objective of the AssetMark  Fundamental  Index(TM) Large Company
Value Fund is capital  appreciation  over the long term.  The Fund's  investment objective may be changed without  shareholder  approval  (although the Fund will provide  advance  notice to  shareholders  before any such change takes effect).
There can be no guarantee that the Fund will achieve its investment objective.

Principal Investment Strategies

The  AssetMark  Fundamental  Index(TM)  Large  Company  Value Fund is managed in accordance  with an  enhanced  version of the  Research  Affiliates  Fundamental
Index(TM)  ("RAFI(TM)")  approach  to  investing.  The  RAFI(TM)  approach  is a patent-pending  process  that  utilizes  fundamental  measures of company  size, rather than market  capitalization  (company share price multiplied by number of shares  outstanding),  in selecting securities for an index and determining each individual  security's  relative  weight  within  the  index.  The Fund seeks to achieve  its  objective  by  investing  substantially  all of its  assets in the securities within the Enhanced RAFI(TM) 1000 Index.

The Fund invests in those  securities  that represent  approximately  50% of the fundamental  weighting  of the  Enhanced  RAFI(TM)  1000 Index.  The  securities selected are those that Research  Affiliates  determines have the greatest value characteristics  as reflected by objective  market  factors.  To evaluate  value characteristics,  all of the securities in the Enhanced  RAFI(TM) 1000 Index are
ranked   according  to  a  combination  of  the  following   four  ratios:   (i)
price-to-book;   (ii)   price-to-earnings;   (iii)   price-to-sales;   and  (iv)
price-to-free cash flow.

The Fund invests  primarily in common stock.  Common stock is an equity security that represents a proportionate  share of the ownership of a company;  its value is  based  on  the  success  of the  company's  business,  any  income  paid  to stockholders,  the value of its assets, and general market conditions.  The Fund will typically hold between 400 and 600 stocks.

Under normal market conditions,  the Fund invests at least 80% of its net assets in  securities  of large  companies.  The term "net assets"  above  includes any borrowings for investment  purposes  consistent with SEC requirements,  although the Fund does not intend to borrow for investment  purposes.  The Fund considers
"large companies" to be companies that are contained in the RAFI(TM) 1000 Index.
The RAFI(TM) 1000 Index consists of the 1,000 largest  companies in the RAFI(TM)
3000  Index,  as  ranked  using  Research  Affiliates'   Fundamental   Index(TM)
methodology.  If the  Fund  changes  this  investment  policy,  it  will  notify shareholders at least 60 days in advance of the change.

ASSETMARK FUNDAMENTAL INDEX(TM) SMALL COMPANY GROWTH FUND
Investment Objective and Principal Investment Strategies
Investment Objective

The investment  objective of the AssetMark  Fundamental  Index(TM) Small Company
Growth Fund is capital  appreciation  over the long term. The Fund's  investment objective may be changed without  shareholder  approval  (although the Fund will provide  advance  notice to  shareholders  before any such change takes effect).
There can be no guarantee that the Fund will achieve its investment objective.

Principal Investment Strategies

The AssetMark  Fundamental  Index(TM)  Small  Company  Growth Fund is managed in accordance  with an  enhanced  version of the  Research  Affiliates  Fundamental
Index(TM)  ("RAFI(TM)")  approach  to  investing.  The  RAFI(TM)  approach  is a patent-pending  process  that  utilizes  fundamental  measures of company  size, rather than market  capitalization  (company share price multiplied by number of shares  outstanding),  in selecting securities for an index and determining each individual  security's  relative  weight  within  the  index.  The Fund seeks to achieve  its  objective  by  investing  substantially  all of its  assets in the securities within the Enhanced RAFI(TM) 2000 Index.

The Fund invests in those  securities  that represent  approximately  50% of the fundamental  weighting  of the  Enhanced  RAFI(TM)  2000 Index.  The  securities selected  are  those  that  Research  Affiliates  determines  have the  greatest forecasted  growth  prospects,  based on objective  market factors.  To evaluate growth  characteristics,  all of the  securities  in the Enhanced  RAFI(TM) 2000
Index are ranked  according to a combination of the following  four ratios:  (i)
price-to-book;   (ii)   price-to-earnings;   (iii)   price-to-sales;   and  (iv)
price-to-free cash flow.

The Fund invests  primarily in common stock.  Common stock is an equity security that represents a proportionate  share of the ownership of a company;  its value is  based  on  the  success  of the  company's  business,  any  income  paid  to stockholders,  the value of its assets, and general market conditions.  The Fund will typically hold between 800 and 1200 stocks.

Under normal market conditions,  the Fund invests at least 80% of its net assets in  securities  of small  companies.  The term "net assets"  above  includes any borrowings for investment  purposes  consistent with SEC requirements,  although the Fund does not intend to borrow for investment  purposes.  The Fund considers
"small companies" to be companies that are contained in the RAFI(TM) 2000 Index.
The RAFI(TM) 2000 Index consists of the 2,000 smallest companies in the RAFI(TM)
3000  Index,  as  ranked  using  Research  Affiliates'   Fundamental   Index(TM)
methodology.  If the  Fund  changes  this  investment  policy,  it  will  notify shareholders at least 60 days in advance of the change.

ASSETMARK FUNDAMENTAL INDEX(TM) SMALL COMPANY VALUE FUND
Investment Objective and Principal Investment Strategies
Investment Objective

The investment  objective of the AssetMark  Fundamental  Index(TM) Small Company
Value Fund is capital  appreciation  over the long term.  The Fund's  investment objective may be changed without  shareholder  approval  (although the Fund will provide  advance  notice to  shareholders  before any such change takes effect).
There can be no guarantee that the Fund will achieve its investment objective.

Principal Investment Strategies

The  AssetMark  Fundamental  Index(TM)  Small  Company  Value Fund is managed in accordance  with an  enhanced  version of the  Research  Affiliates  Fundamental
Index(TM)  ("RAFI(TM)")  approach  to  investing.  The  RAFI(TM)  approach  is a patent-pending  process  that  utilizes  fundamental  measures of company  size, rather than market  capitalization  (company share price multiplied by number of shares  outstanding),  in selecting securities for an index and determining each individual  security's  relative  weight  within  the  index.  The Fund seeks to achieve  its  objective  by  investing  substantially  all of its  assets in the securities within the Enhanced RAFI(TM) 2000 Index.

The Fund invests in those  securities  that represent  approximately  50% of the fundamental  weighting  of the  Enhanced  RAFI(TM)  2000 Index.  The  securities selected are those that Research  Affiliates  believes  have the greatest  value characteristics,  as reflected by objective  market  factors.  To evaluate value characteristics,  all of the securities in the Enhanced  RAFI(TM) 2000 Index are
ranked   according  to  a  combination  of  the  following   four  ratios:   (i)
price-to-book;   (ii)   price-to-earnings;   (iii)   price-to-sales;   and  (iv)
price-to-free cash flow.

The Fund invests  primarily in common stock.  Common stock is an equity security that represents a proportionate  share of the ownership of a company;  its value is  based  on  the  success  of the  company's  business,  any  income  paid  to stockholders,  the value of its assets, and general market conditions.  The Fund will typically hold between 800 and 1200 stocks.

Under normal market conditions,  the Fund invests at least 80% of its net assets in  securities  of small  companies.  The term "net assets"  above  includes any borrowings for investment  purposes  consistent with SEC requirements,  although the Fund does not intend to borrow for investment  purposes.  The Fund considers
"small companies" to be companies that are contained in the RAFI(TM) 2000 Index.
The RAFI(TM) 2000 Index consists of the 2,000 smallest companies in the RAFI(TM)
3000  Index,  as  ranked  using  Research  Affiliates'   Fundamental   Index(TM)
methodology.  If the  Fund  changes  this  investment  policy,  it  will  notify shareholders at least 60 days in advance of the change.

ASSETMARK FUNDAMENTAL INDEX(TM) INTERNATIONAL EQUITY FUND
Investment Objective and Principal Investment Strategies
Investment Objective

The investment objective of the AssetMark  Fundamental  Index(TM)  International
Equity Fund is to provide  capital  appreciation  over the long term. The Fund's investment  objective may be changed without shareholder  approval (although the
Fund will provide  advance notice to  shareholders  before any such change takes effect).  There can be no guarantee  that the Fund will  achieve its  investment objective.

Principal Investment Strategies

The  AssetMark  Fundamental  Index(TM)  International  Equity Fund is managed in accordance  with an  enhanced  version of the  Research  Affiliates  Fundamental
Index(TM)  ("RAFI(TM)")  approach  to  investing.  The  RAFI(TM)  approach  is a patent-pending  process  that  utilizes  fundamental  measures of company  size, rather than market  capitalization  (company share price multiplied by number of shares  outstanding),  in selecting securities for an index and determining each individual security's relative weight within the index.

The Fund seeks to achieve its  objective by investing  substantially  all of its assets in the same  securities  (at the same relative  weights) that make up the
Enhanced   RAFI(TM)   International   Equity   Index.   The  Enhanced   RAFI(TM)
International  Equity Index  consists of the common  stocks of the largest 1,000 publicly traded  companies,  as determined using the RAFI(TM)  approach,  in the developed  markets  outside of North  America  (these  markets  include  Europe,
Australasia and the Far East).  The Fund also is expected to invest a portion of its assets in the  emerging  markets  securities  within the  Enhanced  RAFI(TM)
Emerging  Markets  Index  (in  approximately  the same  relative  percentage  of developed versus emerging markets as represented in those indexes). However, the
Fund will not  invest in  emerging  markets  securities  until  such time as the
Fund's  assets grow to the point that the advisor  believes  that  investment in emerging markets securities can be effectively accomplished.

The Fund invests  primarily in common stock.  Common stock is an equity security that represents a proportionate  share of the ownership of a company;  its value is  based  on  the  success  of the  company's  business,  any  income  paid  to stockholders,  the value of its assets, and general market conditions.  The Fund may also invest in depositary  receipts,  including American Depositary Receipts
("ADRs") and Global Depositary Receipts ("GDRs"). Depositary receipts are equity securities  traded on U.S. or other stock exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

In order to gain exposure to certain  markets,  the Fund may invest a portion of its  assets in shares  issued by  Exchange-Traded  Funds  ("ETFs").  The  Fund's investments in ETFs are subject to certain  limitations  and may involve certain additional  expenses,  as discussed in the section of this  Prospectus  entitled
"Investments in Other Investment Companies and Exchange-Traded Funds."

A  significant  portion  of the  equity  securities  that  make up the  RAFI(TM)
International  Equity  Index may be issued by  companies  in the most  developed
foreign   markets.   For  example,   depending  upon   conditions  and  economic
development,  companies in Japan and the United  Kingdom may make up 50% or more of the RAFI(TM)  International  Equity  Index.  In that case,  the Fund would be subject to the economic and market developments in those countries or regions to a greater  extent than if it remained  invested in a greater number of countries or geographical  regions. The International Equity Fund does not intend to hedge against currency risk.

Under normal market conditions,  the Fund invests at least 80% of its net assets in equity  securities.  The term "net assets" above  includes any borrowings for investment purposes consistent with SEC requirements, although the Fund does not intend to borrow for investment  purposes.  If the Fund changes this  investment policy, it will notify shareholders at least 60 days in advance of the change.

OTHER INVESTMENTS

Stock Index Futures. Each Fund may invest a portion of its assets in stock index futures contracts. Each Fund will use these instruments as part of its effort to remain  substantially  fully  invested and to gain  exposure to relevant  equity markets. The Funds will typically invest net cash inflows in stock index futures over the  short-term  until the Fund can invest its assets in common  stock in a cost effective manner in accordance with its principal investment strategies.  A
Fund's investments in stock index futures may represent a significant portion of the Fund's assets during its initial period of  operations.  Stock index futures
will  not  track  the  performance  of  the  Fund's  corresponding   Fundamental
Index(TM).

Short-Term  Investments.  Each Fund may from time to time have a portion  of its assets invested in short-term,  high-quality money market investments. The Funds may invest in money market  investments  while  waiting to invest cash  received from  purchases of the Fund's  shares,  the sale of its portfolio  securities or other sources. Money market investments purchased by a Fund will be rated in one of the four highest ratings  categories by a Nationally  Recognized  Statistical
Rating Organization.  Under normal market conditions, each Fund may hold cash or money market  securities  such as money market mutual funds,  commercial  paper, certificates of deposit, demand and time deposits and banker's acceptances, U.S.
government  securities  (such  as  U.S.  Treasury  obligations)  and  repurchase agreements.

Investments in Other Investment  Companies and Exchange-Traded  Funds. Each Fund
may invest in other investment  companies,  ETFs and similarly structured pooled investments  for the  purpose  of gaining  exposure  to  certain  markets  while maintaining  liquidity.  A Fund's  investments  in  shares  of other  investment companies  (including  certain ETFs) are limited by the federal  securities laws and regulations  governing mutual funds. The Fund's investments in securities of other  investment  companies,  including  ETFs, may result in the duplication of certain fees and expenses.

PORTFOLIO TURNOVER

As index funds,  the Funds generally buy and hold securities and will not invest for short-term  trading purposes.  A Fund's annual portfolio turnover rate shows changes in  portfolio  investments.  Buying  and  selling  securities  generally involves  some  expense  to the  Funds,  such as  broker  commissions  and other transaction  costs.  A high  turnover  rate in any year  will  result  in higher transaction  costs to the Funds.  A higher  turnover  rate also could  result in shareholders  paying  above-average  taxes on realized  capital gains.  Frequent buying and selling of securities  could result in the distribution of short-term capital gains that are taxed at ordinary income rates.

INDEX RECONSTITUTION

Each standard RAFI(TM)  Fundamental Index is reconstituted on an annual basis by
Research Affiliates.

Index  Maintenance.  Share  adjustments  to reflect a split,  a reverse split or stock dividend will be made on the action's  effective date. Such changes do not require  an  adjustment  and  are  processed  automatically.  For  changes  in a company's  shares  outstanding  due to a merger,  acquisition  or  spin-off,  an adjustment to the index will be made effective  after the close on the effective date of the corporate action.

Dividend  Payments.  For  purposes  of  calculation  of the value of each index, dividend payments will be reinvested in the index on the ex-date.

Mergers.  In the event of a merger  between two companies  included in an index, the common shares of the surviving issuer will continue to be represented in the index. In the event of a merger between a company in an index and company not in that particular  index,  the common shares of the surviving issuer will continue to be  represented in the index until further  evaluation on the  reconstitution date.

Acquisitions.  A  company  will be  dropped  from an  index  in the  case of its acquisition. The next company of appropriate size that is not currently included in the index,  as  identified at the  reconstitution,  will replace the acquired company.

Bankruptcy or Prolonged  Trading  Suspension.  In the event of a  bankruptcy,  a company will be removed from an index  effective  after the close on the date of the  filing.  In the event  that  trading in a company  included  in an index is suspended,  Research Affiliates shall decide whether the company will be removed from the index as soon as  applicable.  For purposes of minimizing the impact to the index,  the  company to be deleted  will be removed at the value at which it last traded. The next company of appropriate size that is not currently included in the index, as identified at reconstitution, will replace the deleted company.

PRINCIPAL RISKS OF INVESTMENT

Mutual funds, using professional investment managers, invest shareholders' money in securities. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be  achieved.  Because the value of your  investment  in a Fund will  fluctuate, there is also a risk that you may lose money.

The alphabetized  table below, and the  descriptions  that follow,  describe the principal risks of investing in the Funds.  These risks could  adversely  affect the net asset value and total return of a Fund and your investment.

                         Fundamental    Fundamental  Fundamental  Fundamental  Fundamental
o  Applicable          Index(TM) Large    Index(TM)    Index(TM)    Index(TM)    Index(TM)
-- Not Applicable          Company         Large        Small        Small     International
                         Growth Fund      Company      Company      Company    Equity Fund
                                        Value Fund   Growth Fund  Value Fund
----------------------- --------------- ------------ ------------ ------------ ------------
Fundamental Indexing          o              o            o            o            o
  Risks
Liquidity Risks               --            --            o            o            o
Small Company Risks           --            --            o            o            o
Stock Market Risks            o              o            o            o            o
Foreign Securities            --            --           --           --            o
  Risks
Emerging Markets Risks        --            --           --           --            o

o    Fundamental  Indexing Risks:  Each Fund is subject to certain risks related to  the  strategy  of  investing  in  the  securities  of  a  corresponding
     Fundamental  Index(TM).  While  AssetMark  Investment  Services,  Inc. (the
     "Advisor")  and Research  Affiliates  believe  that the use of  fundamental
     economic   measurements   (rather  than  market   capitalization)   in  the
     construction and weighting of indexes will provide a more meaningful way to determine  the size of a company  when  constructing  a company  size-based securities index, there can be no assurance that a Fundamental Index(TM) or a Fund will outperform a more traditional  capitalization-weighted index or funds that seek to track such an index.

     Also,  there is the risk that each Fund's return may not match or achieve a high degree of correlation with the return of its corresponding Fundamental
     Index(TM) for a number of reasons.  For example,  a Fund incurs a number of operating  expenses not applicable to the index, and incurs costs in buying and selling  securities,  especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the index.  Each Fund may not be fully  invested at times,  either as a result of cash flows into the
     Fund or  reserves  of cash  held by the  Fund to meet  redemptions  and pay expenses.  To the extent that a Fund utilizes futures or other derivatives, its return may not correlate as well with the return on the index, as would be the case if the Fund purchased all of the stocks in the index.  As index funds, the Funds are not "actively managed." Therefore, a Fund does not buy or sell a stock  based on a  portfolio  manager's  judgment  regarding  the advisability  of investing in the stock or sell a stock because the company is in financial  trouble.  Instead,  the Funds  generally  buy and hold the securities that are in the index.

o    Liquidity  Risks:  The  securities of many smaller  companies may have less
     "float" (the number of shares that normally  trade) and attract less market interest and, therefore,  are subject to liquidity risk.  Liquidity risk is the risk that certain  securities  may be difficult or impossible to buy or sell at the  time  and  price  that a Fund  would  like to buy or sell  the security. This may cause a Fund to buy or sell securities at less favorable prices or in different  quantities,  which may negatively affect the Fund's ability to track the index.

o    Small Company Risks: A Fund that invests in the equity  securities of small companies is subject to certain risks.  Small companies often have narrower markets,  fewer  products or services to offer and more limited  managerial and financial  resources than do larger, more established  companies.  As a result,  their  performance  can be more volatile,  and they face a greater risk of business  failure,  which could increase the volatility and risk of loss of a Fund's assets.

o    Stock Market Risks:  Funds that invest in equity  securities are subject to stock  market risks and  significant  fluctuations  in value.  If the stock market  declines  in value,  a Fund's  share  price is likely to decline in value. A Fund's focus on certain types of stocks (such as smaller or larger companies) and style of investing (such as value or growth)  subjects it to the risk that its  performance  may be lower  than  that of other  types of equity  funds  that  focus on other  types of stocks or that have a broader investment style (such as general market).

o    Foreign  Securities Risks: The risks of investing in foreign securities can increase  the  potential  for  losses  in a Fund and may  include  currency
     fluctuations,   political  and  economic   instability,   less   government
     regulation,  less publicly available information,  limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

o    Emerging Markets Risks: In addition to the risks generally  associated with investing in foreign  securities,  countries with emerging markets may also have relatively unstable governments,  social and legal systems that do not protect  shareholders,  economies  based  on  only  a few  industries,  and securities markets that trade a small number of issues.

PERFORMANCE OF THE FUNDS

No  performance  information  is presented  for the Funds,  as the Funds had not commenced investment operations as of the date of this Prospectus.

                                       10

FEES AND EXPENSES OF THE FUNDS

The  following  section  describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

NONE

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)(1)

                                                                        Fundamental
                                       Fundamental      Fundamental      Index(TM)    Fundamental     Fundamental
                                     Index(TM) Large  Index(TM) Large     Small     Index(TM) Small    Index(TM)
                                     Company Growth    Company Value     Company    Company Value    International
                                           Fund            Fund         Growth Fund      Fund         Equity Fund
Management Fees(2)                       0.75%            0.75%            0.75%        0.75%            0.80%
Distribution (Rule 12b-1) Fees           0.25%            0.25%            0.25%        0.25%            0.25%
Shareholder Servicing Fee                0.08%            0.08%            0.08%        0.08%            0.08%
Other Expenses(3)(4)                     0.23%            0.23%            0.32%        0.37%            0.40%
                                      --------        ---------       ----------    ---------        ---------
Total Annual Fund Operating Expenses     1.31%            1.31%            1.40%        1.45%            1.53%
Management Fee Waiver/Expense
 Reimbursements(4)                     (0.09)%          (0.09)%          (0.18)%      (0.23)%          (0.18)%
                                      --------        ---------       ----------    ---------        ---------

Net Expenses                             1.22%            1.22%            1.22%        1.22%            1.35%
                                      ========        =========       ==========    =========        =========
-------------------------------------------------------------------------------------------------------------------

(1)  The fees and expenses are based on estimated amounts for the current fiscal year.
(2)  Under a Fee Waiver Agreement,  the Advisor has contractually agreed to: (1)
     waive 0.025% of each Fund's  annual  advisory fee on Trust assets in excess of $6 billion,  and an additional 0.025% of each Fund's annual advisory fee on Trust  assets in excess of $12  billion;  and (2) waive  portions of its advisory fee to the extent necessary to pass on certain  breakpoints in the underlying  sub-advisory  fee  arrangement  that are reached as Fund assets grow.
(3)  Other Expenses, which are based on estimated amounts for the current fiscal
     year,  include  custodian,   transfer  agency,  and  other  customary  Fund
     expenses.
(4)  The Advisor has entered into an Expense Waiver and Reimbursement  Agreement with the Trust on behalf of each Fund that is in place through May 31, 2008 and may be continued thereafter. Under the Expense Waiver and Reimbursement
     Agreement,  the Advisor  has agreed to waive its fees and/or bear  expenses for each Fund to the  extent  that Total  Annual  Fund  Operating  Expenses exceed 1.25% (1.35% for the International Equity Fund), as described in the
     "Management of the Funds" section of this Prospectus.

EXPENSE EXAMPLE

The  following  Expense  Example is  intended  to help you  compare  the cost of investing in each Fund with the cost of investing in other mutual funds.

The Expense  Example  assumes that you invest  $10,000 in each Fund for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  these periods.  The Example also assumes that your  investment has a 5% rate of return each year. Because the Funds had not commenced  investment  operations as of the date of this Prospectus,  the examples are based on the anticipated  expenses of each Fund for the current  fiscal year and do not extend over five- and ten-year periods.  Although  your  actual  costs may be  higher or lower,  based on these assumptions your costs for each Fund would be:

                                       11

Fund                                                     1 Year     3 Years
Fundamental Index(TM) Large Company Growth Fund           $124        $406
Fundamental Index(TM) Large Company Value Fund            $124        $406
Fundamental Index(TM) Small Company Growth Fund           $124        $425
Fundamental Index(TM) Small Company Value Fund            $124        $436
Fundamental Index(TM) International Equity Fund           $137        $466

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly U.S. Securities and Exchange Commission ("SEC") filings on Form
N-Q. The Funds also post their respective portfolio holdings on their website at
www.assetmark.com  thirty  (30)  days  after  the end of each  month.  A further description  of the Funds'  policies  and  procedures  regarding  the  selective disclosure  of  portfolio  holdings  can be found  in the  Funds'  Statement  of
Additional  Information,  which can be obtained free of charge by contacting the
Funds' transfer agent at (888) 278-5809.

MANAGEMENT OF THE FUNDS

Investment Advisor

AssetMark  Investment  Services,  Inc., 2300 Contra Costa Boulevard,  Suite 600,
Pleasant Hill, California  94523-3967,  serves as the investment advisor to each of the  Funds  under  an  investment  advisory  agreement  with the  Trust  (the
"Investment  Advisory  Agreement").  AssetMark is  registered  as an  investment advisor with the SEC.

The Advisor is a subsidiary of Genworth Financial, Inc. ("Genworth"), a publicly traded company.  Genworth,  headquartered  in Richmond,  Virginia,  is a leading insurance  company  in  the  United  States  and  is  expanding  globally,  with operations in 24 countries.  Genworth serves the life and lifestyle  protection, retirement  income,  investment  and  mortgage  insurance  needs of more than 15 million  customers.  Genworth  Financial Asset  Management,  Inc.  ("GFAM") is a
wholly-owned,  indirect  subsidiary  of Genworth.  GFAM,  together with Genworth
Financial Trust Company, a trust company located in Phoenix, Arizona, operates a managed account program with $5.5 billion in assets as of March 31, 2007.

The Advisor has overall  supervisory  responsibility  for the general management and investment of each Fund's  securities  portfolio,  and subject to review and approval by the Board of Trustees (the "Board of Trustees" or the "Board"):  (i)
sets the Fund's  overall  investment  strategies;  (ii)  evaluates,  selects and recommends  sub-advisors  to manage all or part of a Fund's  assets;  (iii) when appropriate,  allocates and reallocates a Fund's assets among sub-advisors; (iv)
monitors  and  evaluates  the  performance  of  sub-advisors,   including  their
compliance with the investment  objectives,  policies,  and  restrictions of the
Funds; and (v) implements procedures to ensure that the sub-advisors comply with the Fund's investment  objectives,  policies and  restrictions.  The Advisor has ultimate  responsibility (subject to oversight by the Trust's Board of Trustees)
to oversee  the  sub-advisors  and  recommends  their  hiring,  termination  and replacement.

Under the Investment  Advisory  Agreement,  the Advisor is entitled to an annual fee from each Fund for its services equal to 0.75% (0.80% for the  International
Equity Fund) of the Fund's average daily net assets.

The Trust and  Advisor  also  entered  into a Fee Waiver  Agreement  designed to provide Fund  shareholders with the economic benefits of economies of scale that may be realized as Fund assets  increase.  Under the Fee Waiver  Agreement,  the
Advisor has  contractually  agreed to: (1) waive  0.025% of each  Fund's  annual advisory fee on Trust assets in excess of $6 billion,  and an additional  0.025%
of each Fund's annual advisory fee on Trust assets in excess of $12 billion; and
(2) waive  portions  of its  advisory  fee to the  extent  necessary  to pass on certain  breakpoints in the underlying  sub-advisory  fee  arrangement  that are reached as Fund assets grow.

                                       12

Finally,  the  Advisor  has  entered  into an Expense  Waiver and  Reimbursement
Agreement  in which it has agreed to waive fees and/or pay Fund  expenses to the extent  necessary to keep each of the Fund's  expenses  from  exceeding a stated
maximum percentage ("cap") of 1.22% (1.35% for the International Equity Fund) of
average  annual net assets for an initial  period ending on May 31, 2008.  Under the Expense Waiver and Reimbursement Agreement, the Advisor may recapture waived fees and expenses it pays for a three-year period under specified conditions.

The Advisor's primary business is to operate the AssetMark  Investment  Services program, a managed account program that is used by financial  professionals such as investment  advisors and broker-dealers to deliver state of the art financial planning,  investment  advisory and asset allocation  services to their clients.
Through the AssetMark  program,  investors can invest in, among other things,  a variety of asset  allocation  models using open-end mutual funds.  The AssetMark
Funds are included among the many investment products made available through the
AssetMark program. Through the program, AssetMark provides investment consulting and  administrative  services  to  advisors  and  broker-dealers  and  currently administers  in excess of $10.5  billion in investor  assets,  including  mutual funds, variable annuities, ETFs and privately managed accounts.

AssetMark  invests  a portion  of its  revenues  from  operating  the  AssetMark
Investment  Services  program back into the program in the form of allowances to certain participating  financial  professionals that utilize the program.  Under its Gold Premier Consultant Program, individual investment advisors are entitled to receive a quarterly  business  development  allowance for  reimbursement  for qualified marketing/practice  management expenses incurred by the advisor. These amounts  range from $5,000 to $50,000  annually,  depending on the amount of the advisor's  client  assets  managed  within  the  AssetMark  program.  Similarly,
AssetMark provides  opportunities for broker-dealer  firms  participating in the
AssetMark program to receive fee reductions and/or allowances in amounts ranging from  0.02% to  0.07% of the  amount  of  client  assets  invested  through  the
AssetMark   program.   AssetMark  also  sponsors  annual   conferences  for  its
participating  financial  professionals  designed to facilitate  and promote the success of the  AssetMark  Investment  Services  program  and its  participating financial  professionals.  AssetMark  Funds'  sub-advisors,  many of which  also provide separate account management services through the AssetMark program,  are provided  with  opportunities  to  sponsor  financially  portions  of the annual conference.  AssetMark  also bears the cost of  airfare  for  certain  financial professional  clients to attend  AssetMark's annual conference or to conduct due diligence visits to AssetMark's  offices. In addition,  AssetMark may, from time to time,  support its clients by sponsoring  conferences  or other client events conducted by investment advisors.

The Advisor has entered into a sub-advisory  agreement with each sub-advisor and compensates  each  sub-advisor  out of the investment  advisory fees it receives from the  applicable  Fund.  The  Advisor  has also  entered  into a  Consulting
Agreement  with  Wilshire  Associates  ("Wilshire"),  a global  investment  firm specializing  in  investment  strategies,  consulting  services  and  technology products, to provide research,  including  statistical  information and economic data that the Advisor uses when (i) selecting a sub-advisor for the Funds;  (ii)
monitoring the ongoing performance and operations of the sub-advisors; and (iii)
making  recommendations  to the Board of Trustees of the Trust about  hiring and changing  the  sub-advisor.  The Advisor is  responsible  for paying  Wilshire's consulting fees from its own resources.

The Advisor oversees each sub-advisor for compliance with each Fund's investment policies  and  guidelines,  and  monitors  the  sub-advisor's  adherence  to its investment  style.  The  Board  of  Trustees  supervises  the  Advisor  and each sub-advisor,  establishes  policies  that they must  follow in their  management activities,  and  oversees  the  hiring  and  termination  of  each  sub-advisor recommended  by the  Advisor.  The  SEC  has  issued  an  exemptive  order  (the
"Exemptive  Order") that permits the Advisor,  subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors  for  new  or  existing  Funds,  change  the  terms  of  particular agreements with sub-advisors or continue the employment of current  sub-advisors
after  events  that  would  otherwise  cause  an  automatic   termination  of  a
sub-advisory  agreement.   Within  90  days  of  retaining  a  new  sub-advisor,
shareholders of any affected Fund will receive  notification of the change.  The
Exemptive Order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

                                       13

A discussion  regarding the Board of Trustees'  basis for approving the advisory
and  the   sub-advisory   agreements  is  available  in  the  Funds'  report  to
shareholders next following the Board's approval.

Sub-Advisors and Portfolio Managers

Research  Affiliates,  155 North Lake Avenue,  Suite 900,  Pasadena,  California
91101, is a sub-advisor for the Fundamental Index(TM) Funds. Research Affiliates
is a  research-intensive,  quantitative  asset  management  firm that focuses on distribution of investment strategies in affiliation with other asset management organizations.  Research  Affiliates' core product areas include global tactical asset allocation,  Fundamental  Index(TM) innovation and management,  hedge fund management,  virtual mutual funds,  tax management  accounts,  and  consultative services relating to risk premium and other investment management questions.  As of March 31, 2007,  over $22 billion in assets are managed using the  investment strategies developed by Research Affiliates.

Research  Affiliates  provides  investment  advisory  services  to each  Fund in accordance  with the  RAFI(TM)approach  to  index  and  portfolio  construction.
Research  Affiliates  has  responsibility  for  providing  and updating the data regarding  securities  to be included in each Fund's  portfolio and the relative weight of each security within the portfolio.  Research Affiliates also provides advice with respect to implementing each Fund's investment strategies.  Research
Affiliates and the portfolio managers set forth below are primarily  responsible for the day-to-day portfolio management of the Funds.

Research  Affiliates  provides  investment  advisory services for each Fund on a team basis. The team is comprised of the following individuals:

o    Robert D. Arnott
     Chairman
     Mr. Arnott  founded  Research  Affiliates  in 2002 and currently  serves as
     Chairman.  He acted as  Editor-in-Chief  of the Financial  Analysts Journal
     from 2003 through 2006.  Mr. Arnott was Chairman of First  Quadrant,  L.P.,
     from 2002 through 2004 and Managing Partner and CEO from 1996 through 2002.
     Previously,  Mr. Arnott worked for First Quadrant Corp.,  Salomon Brothers,
     TSA Capital  Management,  and The Boston  Company.  He graduated  summa cum laude from the  University of California in 1977 with degrees in economics, applied mathematics and computer science.

o    Jason C. Hsu, Ph.D.
     Principal Director, Research & Investment Management
     Mr. Hsu worked closely with Mr. Arnott to originate the Research Affiliates fundamental index methodology. Mr. Hsu is currently a visiting professor at the Paul Merage  School of  Management  at the  University  of  California,
     Irvine. Mr. Hsu joined Research Affiliates in 2002. Mr. Hsu graduated summa cum laude from  California  Institute of Technology and earned his Ph.D. in finance at the  University of California,  Los Angeles,  where he conducted research on the equity premium, business cycles and portfolio allocations.

As the Funds had not yet commenced investment  operations as of the date of this prospectus, none of the portfolio managers have a record of prior service to the
Funds.  The Funds'  SAI  provides  additional  information  about the  portfolio managers'  compensation,  other accounts managed by the portfolio managers,  and the portfolio managers' ownership of shares of the Funds.

Russell  Implementation  Services,  Inc.  ("Russell"),  909  A  Street,  Tacoma,
Washington 98402, is a sub-advisor for the Fundamental  Index(TM) Funds. Russell is responsible for  implementing  the investment  program of each Fund by, among other things,  trading  portfolio  securities and performing  related  services, rebalancing each Fund's portfolio, voting proxies, and providing cash management services  in  accordance  with the  investment  advice  formulated  by  Research
Affiliates.  In performing  these services,  Russell seeks to invest each Fund's portfolio in accordance  with the Fund's  corresponding  Fundamental  Index(TM), while seeking to minimize related transaction costs.

                                       14

VALUATION OF FUND SHARES

Shares of each Fund are sold at the net asset value per share ("NAV"),  which is determined by each Fund generally as of 4:00 p.m.  Eastern time on each day that the Fund is open for business.  Each Fund is generally open on days that the New
York Stock  Exchange  ("NYSE")  is open for  trading.  Purchase  and  redemption requests are priced at the next NAV  calculated  after receipt of such requests.
The NAV is  determined  by dividing the value of a Fund's  securities,  cash and other  assets,  minus all  expenses  and  liabilities,  by the  number of shares outstanding (assets-liabilities / # of shares = NAV). The NAV takes into account the expenses and fees of each Fund,  including  management,  administration  and shareholder servicing fees, which are accrued daily.

Each Fund's  securities  are generally  valued each day at their current  market value. If market quotations are not readily available, securities will be valued at their  fair  market  value as  determined  in good faith in  accordance  with procedures approved by the Trust's Board of Trustees.

Trading in Foreign Securities
The  securities  markets  on which the  foreign  securities  owned by a Fund are traded  may be open on days that the Fund does not  calculate  its NAV.  Because foreign  markets may be open at  different  times than the NYSE,  the value of a
Fund's shares may change on days when  shareholders  are not able to buy or sell them.  The Funds  translate  prices  for  their  investments  quoted in  foreign currencies into U.S. dollars at current exchange rates. As a result,  changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's
NAV.

If events  materially  affecting the values of a Fund's foreign  investments (in the  opinion of the  Advisor and the  sub-advisors)  occur  between the close of foreign  markets  and the close of regular  trading on the NYSE,  or if reported prices are believed by the Advisor or the  sub-advisors to be unreliable,  these investments  will be valued at their fair value in  accordance  with the Trust's fair valuation procedures.  The Funds may rely on third-party pricing vendors to monitor  for  events  materially  affecting  the  values of the  Funds'  foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE. In certain  circumstances,  if events occur that materially affect the values of the Funds' foreign investments,  the third-party pricing vendors will provide revised values to the Funds.

The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using  closing  market  prices.
Also, due to the subjective  nature of fair value pricing,  a Fund's value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES

How to Purchase Fund Shares
Financial  institutions  and  intermediaries  on  behalf  of their  clients  may purchase  shares on any day that the NYSE is open for business by placing orders with U.S.  Bancorp Fund Services,  LLC ("USBFS"),  the Funds' Transfer Agent (or
its  authorized  agent).   Institutions  and  intermediaries  that  use  certain
proprietary systems of the Advisor may place orders electronically through those systems.  Cash  investments must be transmitted or delivered in federal funds to the  Funds'  wire agent by the close of  business  on the day after the order is
placed.   Each  Fund  reserves  the  right  to  refuse  any  purchase  requests, particularly  those that would not be in the best  interests  of the Fund or its shareholders and could adversely affect the Fund or its operations.

Certain other intermediaries,  including certain  broker-dealers and shareholder organizations,  have been  designated as agents  authorized to accept  purchase, redemption,  and  exchange  orders for Fund  shares.  These  intermediaries  are required by contract  and  applicable  law to ensure that orders are executed at the NAV next  determined  after the  intermediary  receives  the request in good form. These authorized  intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In  compliance  with the  U.S.A.  PATRIOT  Act of  2001,  please  note  that the financial  institution or intermediary  will verify certain  information on your account as part of the Funds'  Anti-Money  Laundering  Program.  As requested by your financial intermediary, you should supply your full name, date of birth,

                                       15

social  security  number  and  permanent  street  address.   Mailing   addresses
containing a P.O. Box will not be accepted.

Minimum Purchases
The Funds have no investment minimums,  however, the financial  institutions and intermediaries  that sell the Funds' shares may have established  minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES

How to Sell Your Fund Shares
Shareholders  may sell  (redeem)  their  Fund  shares  through  their  financial institutions or  intermediaries  on any business day by following the procedures established  when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized  intermediary)
receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-in-Kind
Each Fund  generally pays sale  (redemption)  proceeds in cash.  However,  under unusual  conditions  where the payment of cash is not in the best interests of a
Fund  or its  remaining  shareholders,  a  Fund  might  pay  all  or  part  of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

EXCHANGE PRIVILEGE

Shareholders  of record may exchange  shares of any Fund for shares of any other
Fund  on  any  business  day  by  contacting  their  financial   institution  or
intermediary.  The financial institution or intermediary will contact the Funds'
transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice.  Exchanges  are generally made only between  identically  registered  accounts.  Any exchange  involving a change in ownership will require a written request with signature(s) guaranteed.
Signature  guarantees will generally be accepted from domestic  banks,  brokers, dealers,  credit unions,  national securities  exchanges,  registered securities associations,  clearing  agencies  and  savings  associations,  as  well as from participants in the New York Stock Exchange Medallion  Signature Program and the
Securities  Transfer Agents Medallion Program ("STAMP").  A notary public is not an acceptable signature guarantor. Exercising the exchange privilege consists of two  transactions:  a sale of shares in one Fund and the  purchase  of shares in another;  as a  result,  there  may  be tax  consequences  of  the  exchange.  A shareholder  could  realize  short- or  long-term  capital  gains or losses.  An exchange  request  received  prior to the close of the NYSE will be made at that day's  closing NAV. The Funds  reserve the right to refuse the purchase  side of any  exchange  that  would  not  be in  the  best  interests  of a  Fund  or its shareholders and could adversely affect the Fund or its operations.

MARKET TIMING POLICY

Excessive  or  short-term  purchases  and  redemptions  of Fund  shares have the potential  to harm the Funds and their  long-term  shareholders.  Such  frequent trading of Fund shares may lead to, among other things, dilution in the value of
Fund shares held by  long-term  shareholders,  interference  with the  efficient management of the Funds' portfolios,  and increased brokerage and administrative costs.  In addition to these  generally  applicable  risks,  Funds that invest a substantial  portion  of their  assets in  certain  types of  securities  may be subject  to  additional  risks.  For  example,  Funds  that  invest  in  foreign securities  that trade in overseas  markets,  such as the AssetMark  Fundamental
Index(TM)  International Equity Fund, may be subject to the risk of a particular form of frequent trading called time-zone  arbitrage,  where shareholders of the
Fund seek to take  advantage of time-zone  differences  between the close of the overseas  markets in which the Fund's  securities  are traded,  and the close of
U.S. markets.  Arbitrage  opportunities  also may occur in Funds that hold small capitalization  securities  (such as the AssetMark  Fundamental  Index(TM) Small
Company Growth Fund and the AssetMark  Fundamental Index(TM) Small Company Value
Fund).

                                       16

The Funds are not designed to serve as vehicles for frequent trading in response to short-term  fluctuations in the securities markets.  Accordingly,  the Funds'
Board of Trustees has adopted policies and procedures that are designed to deter such excessive or short-term  trading.  In general,  the Funds consider  trading activity to be suspect if there is a purchase and redemption  transaction within any three-day  period although  longer periods may also be suspect.  The size of such transactions also may be taken into account.

The Advisor  takes an active role in seeking to  monitor,  identify  and prevent abusive or excessive  short-term  trading activity in the Funds. The majority of purchase and  redemption  orders are submitted on behalf of clients  invested in the AssetMark Investment Services asset allocation program. Due to the nature of the AssetMark  Investment  Services program,  where Fund purchase and redemption transactions are effected in connection with an asset allocation model and there
are  internal  policies  that  reduce  or  eliminate   excessive   re-allocation
practices,  it is highly  unlikely  that  advisors or investors  could engage in abusive trading strategies within the AssetMark  program.  In other cases, where the Funds are made available outside of the AssetMark  program,  the Advisor has
the   capability  to  limit  trading  in  Fund  shares  to  certain   authorized
intermediaries.  On a daily basis,  the Advisor  reviews the Funds' purchase and redemption  activity  from the  previous  day.  The  Funds  also  work  with the intermediaries  that sell or facilitate  the sale of Fund shares in an effort to identify abusive trading  practices in omnibus  accounts.  The Funds reserve the right to take  appropriate  action as they deem necessary to combat excessive or short-term  trading of Fund shares,  including,  but not limited to, refusing to accept purchase orders. Although the Funds take steps to prevent abusive trading practices,  there is no guarantee  that all such  practices  will be detected or prevented.

Under no circumstances will the Funds, the Advisor or distributor enter into any agreements with any investor to encourage,  accommodate or facilitate  excessive or short-term trading in the Funds.

DISTRIBUTION OF FUND SHARES

Distributor
AssetMark Capital  Corporation,  an affiliate of the Advisor,  2300 Contra Costa
Boulevard,  Suite 600, Pleasant Hill, California 94523-3967,  is the distributor for the shares of each of the Funds. Quasar Distributors, LLC, 615 East Michigan
Street,  Milwaukee,  Wisconsin,  53202, serves as sub-distributor to each of the
Funds.  Both AssetMark  Capital  Corporation  and Quasar  Distributors,  LLC are
registered  broker-dealers and members of the National Association of Securities
Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Distribution Plan
The Trust, on behalf of the Funds,  has adopted a Distribution  Plan pursuant to
Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution  activities  and  shareholder  services  for the  Funds  and  their shareholders.  Each Fund pays 0.25% per year of its average daily net assets for such distribution and shareholder service activities. As these fees are paid out of a Fund's assets on an on-going basis,  over time these fees will increase the cost of your  investment  and may cost you more than paying other types of sales charges.

Amounts  may be paid out under the Funds'  12b-1  Distribution  Plan to brokers, dealers,  advisors and others.  For example,  Rule 12b-1 fees are paid to mutual
fund   supermarkets   that  perform  back  office   shareholder   servicing  and
recordkeeping services that facilitate the operation of the AssetMark Investment
Services program through which the Funds are primarily distributed.  The Advisor
(and its affiliates) similarly receive portions of such 12b-1 payments for their services  provided in  connection  with the  program.  Payments  under the 12b-1
Distribution  Plan are not  tied  exclusively  to  distribution  or  shareholder servicing  expenses  actually  incurred by the  distributor  or others,  and the payments may exceed or be less than the amount of expense actually incurred.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS

Legal Counsel and Independent Registered Public Accounting Firm
Stradley  Ronon Stevens & Young,  LLP, 2600 One Commerce  Square,  Philadelphia,
Pennsylvania  19103,  serves as legal  counsel to the Trust.  KPMG LLP, 303 East
Wacker Drive, Chicago,  Illinois 60601-5212 serves as the independent registered public accounting firm for the Funds.

                                       17

Custodian,  Transfer Agent, Fund Administrator,  Fund Accountant and Shareholder
Servicing Agents
U.S. Bank,  N.A.  serves as Custodian for each Fund's cash and  securities.  The
Custodian does not assist in, and is not responsible for,  investment  decisions involving  assets  of the  Funds.  USBFS  serves as each  Fund's  Administrator,
Transfer Agent and Fund  Accountant.  In addition,  certain other  organizations that provide  recordkeeping  and other  shareholder  services may be entitled to receive  fees from a Fund for  shareholder  support.  Such  support may include, among other things, assisting investors in processing their purchase,  exchange, or redemption requests, or processing dividend and distribution payments.

DISTRIBUTIONS AND TAXES

Dividends and Distributions.  Each Fund has qualified, or intends to qualify, as a regulated  investment  company under the Internal Revenue Code. As a regulated investment  company,  a Fund  generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment  income,  if any, to shareholders  as dividends  annually.
Each Fund will also  distribute  net realized  capital  gains,  if any, at least annually.  The amount of any distribution will vary, and there is no guarantee a
Fund will pay either an income dividend or a capital gains distribution.  All of your dividends and capital gains distributions with respect to a particular Fund will be  reinvested  in  additional  shares of that Fund  unless you provide the financial  institution or intermediary through which you hold your shares with a written request to receive your payments in cash.

Annual Statements. Every January you will receive a statement from the financial institution or  intermediary  through which you hold your Fund shares that shows the tax  status of  distributions  you  received  the  previous  calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable  as if they  were paid in  December.  A Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to the time  shareholder  statements  are issued,  each Fund makes every  effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the financial institution or intermediary through  which you hold your  shares  will issue  corrected  Forms  1099-DIV  to reflect  reclassified  information.  Use the  information on your corrected Form
1099-DIV, not the information on your statement, for tax returns.

Avoid  "Buying A Dividend."  If you are a taxable  investor and invest in a Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different AssetMark Fund is the same as a sale.

By law, if you do not provide the financial  institution or intermediary through which you hold your Fund shares with your proper taxpayer  identification number and certain required certifications, you may be subject to backup withholding on any  distributions  of income,  capital  gains or proceeds from the sale of your shares.  The financial  institution or intermediary  through which you hold your shares also must withhold if the IRS instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

                                       18

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares
generally  are  subject  to  state  and  local  taxes.   For  investors  in  the
International  Equity Fund, a portion of the foreign  taxes paid by such Fund on its investments  may be passed through to you as a foreign tax credit.  Non-U.S.
investors may be subject to U.S.  withholding  at a 30% or lower treaty rate and
U.S. estate tax, and are subject to special U.S. tax certification requirements.

This  discussion of  "Distributions  and Taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax  situation  is unique,  you should consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in a Fund.

OTHER INFORMATION

Commodity Pool Operation Exemption
The Trust has claimed an exclusion  from the  definition of the term  "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, therefore,  is not subject to registration or regulation as a pool operator under the CEA.

Conversion to Master/Feeder Fund Structure
In lieu of investing directly, the Funds are authorized to seek to achieve their investment  objectives by converting to a Master/Feeder  Fund Structure pursuant to which each Fund would invest all of its  investable  assets in an  investment company having substantially the same investment  objectives and policies as the
Fund. There is no current intention to convert the Funds to a Master/Feeder Fund structure.

FINANCIAL HIGHLIGHTS

No  financial  information  is  presented  for the  Funds,  as the Funds had not commenced investment operations as of the date of this Prospectus.

                                       19

AssetMark Funds(R)

AssetMark Fundamental Index(TM) Large Company Growth Fund
AssetMark Fundamental Index(TM) Large Company Value Fund
AssetMark Fundamental Index(TM) Small Company Growth Fund
AssetMark Fundamental Index(TM) Small Company Value Fund
AssetMark Fundamental Index(TM) International Equity Fund

Investment Advisor                        AssetMark Investment Services, Inc.
                                          2300 Contra Costa Blvd., Suite 600
                                          Pleasant Hill, CA 94523

Legal Counsel                             Stradley Ronon Stevens & Young, LLP
                                          2600 One Commerce Square
                                          Philadelphia, PA 19103

Independent Registered Public
Accounting Firm                           KPMG LLP
                                          303 East Wacker Drive
                                          Chicago, IL 60601-5212

Transfer Agent, Fund Accountant,          U.S. Bancorp Fund Services, LLC
and Fund Administrator                    615 East Michigan Street
                                          Milwaukee, WI 53202

Custodian                                 U.S. Bank, N.A.
                                          Custody Operations
                                          1555 N. RiverCenter Drive, Suite 302
                                          Milwaukee, WI  53212

Distributor                               AssetMark Capital Corporation
                                          2300 Contra Costa Blvd., Suite 600
                                          Pleasant Hill, CA 94523

                                 Privacy Policy

AssetMark  Funds  recognizes  and  respects  your privacy  expectations.  We are providing  our privacy  policy to you as notice of the kinds of  information  we collect  about  you and the  circumstances  in  which  that  information  may be disclosed.  Your privacy is important to us and we are committed to  maintaining the confidentiality,  integrity and security of your personal information.  When you  provide  personal  information,  we  believe  that you  should  be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

o    Information  we  receive  from you on or in  applications  or other  forms, correspondence, or conversations, including, but not limited to, your name, address,  phone number, social security number,  assets, income and date of birth; and

o    Information  about your  transactions  with us, our affiliates,  or others, including,  but not limited to, your account  number and balance,  payments history,  parties  to  transactions,  cost  basis  information,  and  other financial information.

We do not  disclose  any  nonpublic  personal  information  about our current or former shareholders to nonaffiliated third parties,  except as permitted by law.
For  example,  we are  permitted by law to disclose  all of the  information  we collect, as described above, to our transfer agent to process your transactions.
Furthermore,  we restrict access to your nonpublic personal information to those persons who require such  information to provide products or services to you. We maintain  physical,  electronic,  and  procedural  safeguards  that  comply with federal standards to guard your nonpublic personal information.

In  the  event  that  you  hold  shares  of  the  Fund(s)  through  a  financial intermediary,  including,  but not limited to, a  broker-dealer,  bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

              This Privacy Policy is not a part of the Prospectus.

                                      PP-1

FOR MORE INFORMATION

You may obtain the  following and other  information  on the       [LOGO]
Funds free of charge:                                         ASSETMARK FUNDS(R)

Statement of  Additional  Information  ("SAI") dated May 29,
2007
The SAI of the Funds provides more details about each Fund's policies and  management.  The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
Additional information about each Fund's investments will be available in the Fund's  annual and  semi-annual  reports to shareholders.  As of the date of this Prospectus, annual and semi-annual  reports are not yet available because the Funds had not commenced operations.

To  receive  any of these  documents  or the  prospectus  of
AssetMark  Funds(R)  or to  request  additional  information about AssetMark Funds(R), please contact us.

By Telephone:
(888) 278-5809

By Mail:
AssetMark Funds(R)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Internet:
www.assetmark.com

SEC:
You  may  review  and  obtain  copies  of  AssetMark  Funds'
information  (including the SAI) at the SEC Public Reference
Room in  Washington,  D.C.  Please call  1-202-551-8090  for
information   relating  to  the   operation  of  the  Public          Prospectus
Reference  Room.  Reports and other  information  about each        May 29, 2007
Fund  are  available  on the  EDGAR  Database  on the  SEC's
Internet   site  at   http://www.sec.gov.   Copies   of  the
information may be obtained, after paying a duplicating fee, by  electronic  request  at the  following  E-mail  address:
publicinfo@sec.gov,  or  by  writing  the  Public  Reference
Section,  Securities  and Exchange  Commission,  Washington,
D.C. 20549-0102.

1940 Act File No. 811-10267

                                 ASSETMARK FUNDS

STATEMENT OF ADDITIONAL INFORMATION

May 29, 2007

AssetMark Fundamental Index(TM) Large Company Growth Fund
AssetMark Fundamental Index(TM) Large Company Value Fund
AssetMark Fundamental Index(TM) Small Company Growth Fund
AssetMark Fundamental Index(TM) Small Company Value Fund
AssetMark Fundamental Index(TM) International Equity Fund

This Statement of Additional  Information  ("SAI") provides general  information about five of the series (individually,  a "Fund" and collectively, the "Funds")
of  AssetMark  Funds.  This  SAI is not a  prospectus  and  should  be  read  in
conjunction  with  the  Funds'  current   Prospectus  dated  May  29,  2007,  as
supplemented  and amended  from time to time,  which is  incorporated  herein by reference. To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.

                                 AssetMark Funds
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                              Phone: (888) 278-5809

General Information about AssetMark Funds
--------------------------------------------------------------------------------

AssetMark Funds (the "Trust") is an open-end  management  investment company, or mutual fund,  organized as a Delaware  statutory  trust on January 2, 2001.  The
Declaration of Trust permits the Trust to offer separate series (the "Funds") of units of beneficial interest and separate classes.  Each Fund currently consists of a single class of shares of  beneficial  interest.  The Board of Trustees may establish  additional series of the Trust at any time. The Funds each have their own investment  objectives and policies.  AssetMark  Investment  Services,  Inc.
serves as the investment advisor to the Funds (the "Advisor").

The Trust is  authorized  to issue an unlimited  number of interests (or shares)
with  no par  value.  Shares  of  each  series  have  equal  voting  rights  and liquidation  rights, and are voted in the aggregate and not by the series except in matters  where a separate vote is required by the  Investment  Company Act of
1940, as amended (the "1940 Act") or rules thereunder or when the matter affects only  the  interest  of  a  particular  Fund.  When  matters  are  submitted  to shareholders  for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders.

Each share of each Fund represents an equal proportionate interest in the assets and  liabilities  belonging to that Fund with each other share of that Fund, and is entitled to such dividends and  distributions  out of the income belonging to the Fund as are  declared by the  Trustees.  The shares of the Funds do not have cumulative  voting  rights or any  preemptive  or  conversion  rights.  Expenses attributable  to any Fund are borne by that Fund.  Any  general  expenses of the
Trust not readily  identifiable  as belonging to a particular Fund are allocated by, or under the  direction  of, the  Trustees,  in such manner as the  Trustees allocate  such  expenses  on the  basis of  relative  net  assets  or  number of shareholders.

The assets of the Fund  received  for the issue or sale of its  shares,  and all income,  earnings,  profits and proceeds thereof,  subject only to the rights of creditors,  shall constitute the underlying  assets of the Fund. In the event of the  dissolution  or  liquidation of the Fund, the holders of shares of the Fund are  entitled  to share  pro rata in the net  assets of the Fund  available  for distribution to shareholders.

Description of the Funds
--------------------------------------------------------------------------------

The  ASSETMARK  FUNDAMENTAL  INDEX(TM)  LARGE  COMPANY  GROWTH  FUND (THE "LARGE
COMPANY GROWTH FUND"),  ASSETMARK FUNDAMENTAL INDEX(TM) LARGE COMPANY VALUE FUND
(THE "LARGE COMPANY VALUE FUND"),  ASSETMARK FUNDAMENTAL INDEX(TM) SMALL COMPANY
GROWTH FUND (THE "SMALL COMPANY GROWTH FUND"),  ASSETMARK  FUNDAMENTAL INDEX(TM)
SMALL  COMPANY  VALUE  FUND (THE  "SMALL  COMPANY  VALUE  FUND")  AND  ASSETMARK
FUNDAMENTAL  INDEX(TM)  INTERNATIONAL  EQUITY  FUND (THE  "INTERNATIONAL  EQUITY
FUND")  are each a  diversified  fund  whose  investment  objective  is  capital appreciation over the long term. Each Fund's investment objective may be changed without shareholder approval.

Investment Restrictions
--------------------------------------------------------------------------------

Each of the  Funds has  adopted  and is  subject  to the  following  fundamental investment  restrictions.  These  investment  restrictions  of the  Funds may be changed  only  with  the  approval  of the  holders  of a  majority  of a Fund's outstanding  voting  securities.  As used in this SAI,  "a  majority of a Fund's outstanding  voting  securities"  means the  lesser of (1) 67% of the  shares of beneficial  interest of the Fund represented at a meeting at which more than 50%
of the outstanding  shares are present,  or (2) more than 50% of the outstanding shares of beneficial interest of the Fund.

The percentage  limitations  referred to in these restrictions apply only at the time of investment.  A later  increase or decrease in a percentage  that results from a change in value in the  portfolio  securities  held by a Fund will not be considered a violation of such limitation,  and a Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

1.   No Fund will act as  underwriter  for securities of other issuers except as they may be deemed an underwriter in selling a portfolio security.

2.   No Fund will make  loans if,  as a result,  the  amount of a Fund's  assets loaned  would  exceed  the  amount  permitted  under  the  1940  Act or any applicable rule or regulation thereof, or any exemption  therefrom,  except that each Fund may (i) purchase or hold debt instruments in accordance with
     its  investment   objective  and  policies;   (ii)  enter  into  repurchase
     agreements;  (iii) lend its  portfolio  securities;  and (iv) lend money to other Funds within the Trust in  accordance  with the terms of the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom.

3.   No Fund will purchase any securities  that would cause more than 25% of the total  assets of the Fund to be invested in the  securities  of one or more
     issuers  conducting  their  principal  business   activities  in  the  same
     industry, provided that this limitation does not apply to the securities of other investment companies, investments in obligations issued or guaranteed by the United  States  government,  its  agencies or  instrumentalities  or tax-exempt municipal securities.

4.   No Fund will borrow money in an amount exceeding the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom,  provided that (i) investment  strategies that either obligate a
     Fund to  purchase  securities  or  require  a Fund to  segregate  assets or maintain a margin  account  to  facilitate  the  settlement  of  securities transactions  are  not  considered  borrowings  for  the  purposes  of this limitation; and (ii) each Fund may borrow money from other Funds within the
     Trust in accordance  with the terms of the 1940 Act or any applicable  rule or regulation thereof, or any exemption therefrom.

5.   No Fund will issue senior  securities  to the Funds'  presently  authorized shares of beneficial  interest,  except that this restriction  shall not be deemed to  prohibit  the Funds from (i) making  any  permitted  borrowings,
     loans,  mortgages,   or  pledges;  (ii)  entering  into  options,   futures
     contracts, forward contracts, repurchase transactions or reverse repurchase transactions;  or (iii)  making  short  sales of  securities  to the extent permitted by the 1940 Act and any rule or order  thereunder,  or Securities and Exchange Commission ("SEC") staff interpretation thereof.

6.   No Fund  will  purchase  or sell  real  estate,  physical  commodities,  or commodities  contracts,  except that each Fund may purchase (i)  marketable securities issued by companies that own or invest in real estate (including
     REITs),   commodities,  or  commodities  contracts;  and  (ii)  commodities contracts  relating to financial  instruments,  such as  financial  futures contracts and options on such contracts. Each Fund may temporarily hold and
     sell  real  estate  acquired   through  default,   liquidation,   or  other
     distributions  of an  interest  in real  estate as a result of such  Fund's ownership  of real estate  investment  trusts,  securities  secured by real estate or interests  thereon or securities of companies engaged in the real estate business.

Investment Policies and Associated Risks
--------------------------------------------------------------------------------

The following  paragraphs  provide more detail  regarding the Funds'  investment policies and their associated risks identified in the Funds' Prospectus.  Unless otherwise  noted,  these  policies  pertain  to all of the  Funds  and  are  not fundamental and may be changed by the Board of Trustees of the Trust.  Each Fund is permitted to hold  securities  and engage in various  strategies as described hereafter, but none are obligated to do so, except as otherwise noted.

Fundamental Index(TM) Approach

General Theory. Each Fund's portfolio is managed in accordance with the Research
Affiliates  Fundamental  Index(TM)  ("RAFI(TM)") approach to index and portfolio construction.  Research Affiliates,  LLC ("Research Affiliates") is a pioneer in the field of  fundamental  index(TM)  investing  and the creator of the RAFI(TM)
approach.* The RAFI(TM) approach is a patent-pending,  quantitative process that utilizes fundamental measures of company size, rather than market capitalization
(company share price multiplied by number of shares  outstanding),  in selecting securities for an index and  determining  each  individual  security's  relative weight  within the index.  The  RAFI(TM)  approach  is premised on the idea that fundamental measures (as opposed to market capitalization) are a more meaningful way to determine the size of a company when  constructing  a company  size-based securities  index,  since market  capitalization  is based on a company's  share price,  which is affected by investor  sentiment and may not always  reflect the fundamental value of a company. Thus, a market capitalization-based approach may select securities for an index and weight those securities within the index in a manner that does not accurately  account for the true "size" of a company.  Each of the  AssetMark  Fundamental  Index(TM)  Funds  seeks  to  invest  in the same securities (at the same relative  weights) that make up an enhanced version of a
particular   fundamental   index  (or  portions  thereof)  created  by  Research
Affiliates using the RAFI(TM) approach.

_____________________________________
* Fundamental Index(TM) or RAFI(TM), the non-capitalization  method for creating and  weighting  an  index  of  securities,  is  the  patent-pending  proprietary intellectual  property of Research Affiliates,  LLC (Patent Pending.  Publ. Nos.
US-2005-0171884-A1,  US-2006-0015433-A1, US-2006-0149645-A1 and WO 2005/076812).
The trade names Fundamental Index(TM),  RAFI(TM), RAFI(TM) (logo)and Fundamental
1000(TM) are the exclusive  intellectual  property of Research Affiliates,  LLC.
Any use of the  intellectual  property of Research  Affiliates,  LLC without the prior written permission of Research  Affiliates,  LLC is expressly  prohibited.
Research Affiliates, LLC reserves the right to take any and all necessary action to preserve  all of its rights,  title and  interest in and to its  intellectual property.

Index Construction.  The RAFI(TM) index construction  process begins with all of the listed equity securities in a given universe (U.S.  equities,  international equities,  etc.).  Research  Affiliates then employs a set of four  quantitative rules to select  securities  to be included  in the index  based on  fundamental measures of company size: (1) book equity value,  (2) gross  dividends (if any),
(3) income (free cash flow), and (4) sales. Once the securities are selected for the index,  Research  Affiliates  applies the same four factors to re-weight the securities relative to the other securities selected for the index, to determine the relative weight for each security within the index.

Research  Affiliates  serves as a sub-advisor of each Fund, and sub-advises each
Fund's  portfolio in accordance with an enhanced  version of one of its standard indexes.  The RAFI(TM) 3000 Index consists of the 3,000 largest U.S.  companies, as determined using the RAFI(TM)  approach.  The RAFI(TM) 1000 Index consists of the l,000 largest  companies  (nos. 1 through  1,000),  as determined  using the
RAFI(TM)  approach.  The  RAFI(TM)  2000 Index  consists of the  smallest  2,000 companies  (nos.  1,001 through 3,000) in the RAFI(TM) 3000 Index,  as ranked by
Research Affiliates using the RAFI(TM) methodology.  The RAFI(TM)  International
Equity  Index  consists of the  largest  1,000  publicly  traded  companies,  as determined  using the RAFI(TM)  approach,  in the developed  markets  outside of
North America  (Europe,  Australasia and the Far East). The securities that make up each standard  index are typically  reconstituted  once  annually,  while the relative weights of each security within an index are adjusted more frequently.

Index Enhancements.  Each Fund seeks to invest in the securities (or a specified portion of the  securities)  that make up an "enhanced"  version of a particular
RAFI(TM) Index. Each Enhanced Research Affiliates Fundamental Index(TM) is based on a standard Research Affiliates Fundamental Index(TM), but is constructed with certain  quantitative  alterations  intended to generate excess returns over and above the returns of the standard RAFI(TM) index, without additional volatility.

Currently, the following accounting and portfolio construction  enhancements are applied  to the  standard  RAFI(TM)  indexes  in order to create  each  Enhanced
Research Affiliates Fundamental Index(TM):

o    Quality of Earnings.  The quality of each company's  corporate earnings are measured  using a net  operating  assets  analysis  and the  companies  are grouped into ten deciles  according to the results.  The  weightings of the companies in the top deciles for quality of earnings are  increased  within the  enhanced  index  while  weights of  companies  in bottom  deciles  are reduced.

o    Financial  Distress  Risk.  Each  company's  "financial  distress  risk" is measured  using a debt  coverage  ratio  analysis to evaluate the extent to which the company has  sufficient  net operating  income to cover its debt.
     Companies with a low score have a higher financial  distress risk and their weightings are reduced within the enhanced index.

o    More  Frequent  Index   Reconstitution.   Instead  of  reconstituting   the
     securities  within  each  index  annually,  as with the  standard  RAFI(TM)
     indexes,  each enhanced index is reconstituted  quarterly.  Thereafter,  in order to minimize the trading costs and the possible  generation of taxable gains,  the Fund's cash inflows from dividends or  shareholder  investments are invested in a manner designed to most effectively  adjust the structure of the Fund's portfolio toward the reconstituted index.

o    Re-Weighting of Fundamental Index(TM) Factors.  While the standard RAFI(TM)
     indexes are  constructed by applying equal weights to the four  fundamental factors  that  are used to  calculate  company  size  (book  equity  value, dividends,  income and sales),  the  weighting  of the four  factors may be adjusted to best tailor the mix of fundamental factors to the nature of the target asset classes  within the index in a manner  intended to provide the most meaningful measures of company size.

Research  Affiliates  continually  evaluates  additional  enhancements  and  may introduce or adjust an enhancement  after exhaustive  testing.  Any enhancements must be consistent with the Fundamental Index(TM) methodology and be shown to be statistically significant over time.

Investments in Common Stock

Each Fund invests primarily in common stock.  Common stock is an equity security that represents a proportionate  share of the ownership of a company;  its value is  based  on  the  success  of the  company's  business,  any  income  paid  to stockholders, the value of its assets, and general market conditions.

Borrowings

Each Fund may borrow funds to meet redemptions,  for other emergency purposes or to increase its portfolio holdings of securities, to the extent permitted by the
1940 Act.  Such  borrowings  may be on a secured or unsecured  basis at fixed or variable rates of interest.  A Fund may borrow for such purposes an amount equal to 33-1/3%  of the value of its total  assets.  The 1940 Act  requires a Fund to maintain  continuous  asset  coverage of not less than 300% with  respect to all borrowings.  If such  asset  coverage  should  decline  to less than 300% due to market  fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio  holdings  within three days in order to reduce the Fund's debt and restore the 300% asset coverage,  even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Securities Lending

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker/dealers  and  other   institutional   investors  pursuant  to  agreements
requiring that the loans be secured continuously by collateral  marked-to-market daily and  maintained in an amount at least equal in value to the current market value of the  securities  loaned.  Collateral  for such loans may include  cash, securities  of the U.S.  government,  its agencies or  instrumentalities,  or an irrevocable  letter  of  credit  issued  by a bank  that  meets  the  investment standards  stated  below  under  "Temporary  Investments,"  or  any  combination thereof. The aggregate market value of securities lent by a Fund will not at any time exceed 33-1/3% of the total assets of the Fund. There may be risks of delay in receiving  additional  collateral,  in recovering the securities loaned, or a loss of rights in the  collateral  should the  borrower of the  securities  fail financially.  However, loans will be made only to borrowers deemed to be of good standing and when the income to be earned from the loan  justifies the attendant risks.

When a Fund lends its securities,  it continues to receive interest or dividends on the securities loaned and may simultaneously  earn interest on the investment
of  the  cash  collateral   which  will  be  invested  in  readily   marketable,
high-quality,  short-term  obligations.  Although  voting  rights,  or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the  securities  may be voted by a
Fund if a material event affecting the investment is to occur.

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase,  which  includes  securities  with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations.  The Board of Trustees,  with the assistance of the
Advisor,  sub-advisors and/or pricing services, will determine the value of such securities  in good faith in  accordance  with the  provisions  of the 1940 Act.
Illiquid  securities  present the risks that a Fund may have difficulty  valuing these holdings  and/or may be unable to sell these holdings at the time or price desired.  There  are no  restrictions  on  each  Fund's  ability  to  invest  in restricted  securities (that is, securities that are not registered  pursuant to the  Securities  Act of  1933),  except to the  extent  such  securities  may be considered  illiquid.  Securities issued pursuant to Rule 144A of the Securities
Act of 1933 will be considered  liquid if  determined to be so under  procedures adopted by the Board of Trustees.

Foreign Securities

The International Equity Fund's investments in the securities of foreign issuers may include both  securities of foreign  corporations  and securities of foreign governments and their political  subdivisions.  By investing the majority of its assets  in  investments  that  are  tied  economically  to  different  countries throughout the world, the  International  Equity Fund will be susceptible to the risks  of  foreign  investing,  and as a  result  the  net  asset  value  of the
International  Equity Fund may be more volatile,  and the risks of loss greater, than for a domestic fund.

The  International  Equity Fund may invest in foreign  securities  directly,  or through depositary  receipts,  such as American  Depositary Receipts ("ADRs") or
Global Depositary Receipts ("GDRs"). Depositary receipts are typically issued by a U.S. or foreign  bank or trust  company and evidence  ownership of  underlying securities  issued  by a  foreign  corporation.  Investments  in these  types of securities,  as well as securities of foreign issuers,  involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic  Factors.  The economies of foreign  countries may differ favorably or  unfavorably  from the United  States  economy in such  respects as growth of gross  national  product,  rate of  inflation,  capital  reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal  politics of certain foreign  countries may not be as stable as that of the United  States.  Governments in certain  foreign  countries also continue to participate to a significant  degree,  through ownership interest or regulation, in their  respective  economies.  Action  by  these  governments  could  include restrictions on foreign investment,  nationalization,  expropriation of goods or imposition  of taxes,  and could have a  significant  effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international  trade and are accordingly  affected by the trade policies and economic  conditions of their trading partners.  Enactment by
these  trading  partners  of  protectionist   trade  legislation,   or  economic
recessions or slow downs of those  partners,  could have a  significant  adverse effect upon the securities markets of such countries.

Currency Fluctuations. A change in the value of any foreign currency against the
U.S.  dollar will result in a  corresponding  change in the U.S. dollar value of securities held by the International Equity Fund,  denominated in that currency.
Such changes will also affect the  International  Equity Fund's  investments  in depositary receipts.

Taxes.  The  interest  and  dividends  payable  on certain  foreign  securities, including those comprising an ADR, may be subject to foreign  withholding taxes, thus  reducing the net amount of income to be paid to a Fund and the amount that may ultimately be available for distribution to the International  Equity Fund's shareholders.

Foreign Currency Transactions

Although the International  Equity Fund values its assets daily in U.S. dollars, the Fund is not required to convert its holdings of foreign  currencies  to U.S.
dollars on a daily basis.  The  International  Equity Fund's foreign  currencies generally will be held as "foreign  currency call accounts" at foreign  branches of foreign or domestic banks.  These accounts bear interest at negotiated  rates and  are  payable  upon  relatively  short  demand  periods.  If a  bank  became insolvent,  the International  Equity Fund could suffer a loss of some or all of the  amounts  deposited.  The  International  Equity  Fund may  convert  foreign currency to U.S.  dollars from time to time.  Although  foreign exchange dealers generally do not charge a stated  commission or fee for  conversion,  the prices posted generally include a "spread," which is the difference  between the prices at which the dealers are buying and selling foreign currencies.

Smaller Sized Companies

Many of the companies in which the Small  Company  Growth Fund and Small Company
Value Fund may  invest  will  include  those that have  limited  product  lines, services,  markets,  or  financial  resources,  or  are  dependent  on  a  small management group. In addition, because these stocks may not be well-known to the investing  public,  do not have  significant  institutional  ownership,  and are followed  by  relatively  few  security  analysts,  there will  normally be less publicly available  information  concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions,  whether or not based on  fundamental  analysis,  can  decrease the value and liquidity of securities held by a Fund.

Historically,  smaller  capitalization  stocks have been more  volatile in price than larger  capitalization  stocks.  Among the  reasons  for the greater  price volatility of these small company stocks are the less certain  growth  prospects of smaller firms,  the lower degree of liquidity in the markets for such stocks, the greater sensitivity of smaller companies to changing economic conditions and the fewer market  makers and wider spreads  between  quoted bid and asked prices which exist in the over-the-counter  market for such stocks.  Besides exhibiting
greater  volatility,   smaller  company  stocks  may,  to  a  degree,  fluctuate
independently  of larger company  stocks.  Smaller company stocks may decline in price as large company  stocks rise,  or rise in price as large  company  stocks decline. Investors should therefore expect that a Fund that invests primarily in small cap issuers will be more volatile  than,  and may fluctuate  independently of, broad stock market indices such as the S&P 500(R) Index.

Futures Contracts

Each  Fund has the  ability  to buy  stock  index  futures  contracts  traded on
domestic  stock   exchanges  for  investment   management   purposes  to  remain
substantially  fully invested and to gain exposure to relevant equity markets. A stock index futures contract is an agreement between two parties to take or make delivery  of an amount of cash equal to a  specified  dollar  amount,  times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index  futures  contract  does not involve  the  physical  delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions  through  offsetting  transactions,  which may result in a gain or a loss, before cash settlement is required.

A Fund  will  incur  brokerage  fees  when  it  purchases  stock  index  futures contracts,  and at the time a Fund purchases a stock index futures contract,  it must make a good faith deposit known as the "initial margin." Thereafter, a Fund may need to make subsequent  deposits,  known as "variation  margin," to reflect changes in the level of the stock index. Each Fund may buy a stock index futures contract so long as the sum of the amount of margin  deposits on open  positions with respect to all stock index futures contracts does not exceed 5% of a Fund's net assets.

To the  extent  a Fund  enters  into a stock  index  futures  contract,  it will maintain  with its  custodian  bank (to the extent  required by the rules of the
SEC) assets in a segregated  account to cover its  obligations.  Such assets may consist of cash,  cash  equivalents,  or high quality debt  securities  from its portfolio in an amount equal to the difference  between the  fluctuating  market value of such  futures  contract  and the  aggregate  value of the  initial  and variation margin payments.

Risks Associated With Futures

Stock index futures  contracts are derivative  instruments that are subject to a number of risks.  In the  futures  markets,  it may not  always be  possible  to execute  a buy or sell  order at the  desired  price,  or to  close  out an open position due to market  conditions,  limits on open positions and/or daily price fluctuations.

Futures  purchased by the  International  Equity Fund will normally be traded in foreign securities.  Participation in foreign futures transactions  involves the execution  and clearing of trades on or subject to the rules of a foreign  board of trade.  Neither the National  Futures  Association nor any domestic  exchange regulates  activities of any foreign  boards of trade,  including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign  board of trade or any  applicable  foreign law.  This is true even if the  exchange  is  formally  linked to a domestic  market so that a position  taken on the  market may be  liquidated  by a  transaction  on another market.  Moreover,  such laws or regulations  will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these  reasons,  customers  who trade foreign  futures  contracts may not be afforded certain of the protective  measures provided by the Commodity  Exchange
Act, the CFTC's  regulations and the rules of the National  Futures  Association and any domestic  exchange,  including the right to use reparations  proceedings before the CFTC and  arbitration  proceedings  provided by the National  Futures
Association or any domestic futures exchange.  In particular,  the International
Equity Fund's  investments in foreign futures  transactions  may not be provided the same  protections  in  respect  of  transactions  on United  States  futures exchanges.  In addition,  the price of any foreign  futures and,  therefore  the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Other Investment Companies

Each Fund currently  intends to limit its  investments  in securities  issued by other investment companies (including  exchange-traded  funds ("ETFs")) so that, as determined  immediately  after a purchase of such securities is made: (i) not more than 5% of the  value of a Fund's  total  assets  will be  invested  in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the  aggregate in  securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund as a whole.

In addition, each of the Funds may invest from time to time in securities issued by other  investment  companies  that invest in  high-quality,  short-term  debt securities.  Securities of other investment companies will be acquired by a Fund within  the  limits  prescribed  by the 1940 Act.  As a  shareholder  of another investment  company, a Fund would bear, along with other  shareholders,  its pro rata portion of the other  investment  company's  expenses,  including  advisory fees,  and such fees and other  expenses  will be borne  indirectly  by a Fund's shareholders.  These  expenses  would be in addition to the  advisory  and other expenses that a Fund bears directly in connection with its own operations.

Temporary Investments

Under  normal  market  conditions,  each Fund may have money  received  from the purchase  of Fund  shares,  or  money  received  on the  sale  of its  portfolio securities for which suitable investments consistent with such Fund's investment objectives are not immediately available.  Under these circumstances,  each Fund may have  such  monies  invested  in cash or cash  equivalents  in order to earn income on this portion of its assets.  Cash equivalents include investments such
as  U.S.  government  obligations,   repurchase  agreements,  bank  obligations,
commercial  paper and  corporate  bonds with  remaining  maturities  of thirteen months or less.  A Fund may also have a portion of its assets  invested  in cash equivalents  in  order  to meet  anticipated  redemption  requests  or if  other suitable securities are unavailable.

Bank  obligations  include  bankers'  acceptances,  negotiable  certificates  of deposit and  non-negotiable  time deposits,  including  U.S.  dollar-denominated instruments  issued or  supported  by the  credit of U.S.  or  foreign  banks or savings  institutions.  Although  each of the Funds may  invest in money  market obligations  of foreign banks or foreign  branches of U.S.  banks only where the
Advisor and/or a sub-advisor determines the instrument to present minimal credit risks,  such investments may  nevertheless  entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political,  regulatory and economic  systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund's total  assets at the time of  purchase.  Each
Fund may also make  interest-bearing  savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Investments  by a Fund in  commercial  paper will consist of issues rated at the time of  investment  as A-1 and/or P-1 by S&P(R),  Moody's or similar  rating by another  nationally  recognized rating agency.  In addition,  a Fund may acquire unrated  commercial paper and corporate bonds that are determined by the Advisor or a sub-advisor  at the time of purchase to be of  comparable  quality to rated instruments that may be acquired by such Fund as previously described.

Repurchase Agreements

Under a repurchase  agreement,  a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S.  government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally,  less than seven days)
at a higher price. The bank or broker-dealer must transfer to a Fund's custodian securities  with an initial  market value of at least 100% of the dollar  amount invested by a Fund in each  repurchase  agreement.  The Advisor or a sub-advisor will  monitor the value of such  securities  daily to  determine  that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or  broker-dealer,  including  possible delays or  restrictions  upon a
Fund's  ability  to sell the  underlying  securities.  A Fund  will  enter  into repurchase  agreements  only  with  parties  who meet  certain  creditworthiness standards,  i.e., banks or broker-dealers  that the Advisor or a sub-advisor has
determined   present  no  serious  risk  of  becoming   involved  in  bankruptcy
proceedings within the time frame contemplated by the repurchase transaction.

The use of repurchase  agreements by a Fund involves certain risks. For example, if the other  party to a  repurchase  agreement  defaults on its  obligation  to repurchase the underlying  security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party  to  the  agreement  becomes  insolvent  and  subject  to  liquidation  or reorganization  under the  bankruptcy  code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the  realization by a Fund on the collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to  substantiate  its interest in the  underlying  security and may be deemed an unsecured  creditor  of the other  party to the  agreement.  While  the  manager acknowledges  these risks,  it is expected  that if  repurchase  agreements  are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

U.S. Government Obligations

Each Fund may invest in a variety of U.S. Treasury obligations  including bonds, notes and bills that mainly differ only in their interest rates,  maturities and time of  issuance.  Each  Fund may also  invest  in other  securities  issued or guaranteed by the U.S. government,  its agencies and instrumentalities,  such as obligations of Federal Home Loan Banks,  Federal Farm Credit Banks, Federal Land
Banks,  the  Federal  Housing   Administration,   Farmers  Home  Administration,
Export-Import  Bank  of  the  United  States,  Small  Business   Administration,
Government  National  Mortgage  Association,  Fannie  Mae(C),  General  Services
Administration,  Central  Bank for  Cooperatives,  Federal  Home  Loan  Mortgage
Corporation,  Federal Intermediate Credit Banks,  Maritime  Administration,  and
Resolution Trust Corp. Certain obligations,  such as those issued by the Federal
Home Loan  Bank are  supported  by the  issuer's  right to borrow  from the U.S.
Treasury,  while others such as those issued by Fannie Mae(C), formerly known as the Federal National Mortgage  Association  ("FNMA"),  are supported only by the credit of the issuer.  No assurance can be given that the U.S.  government  will
provide   financial   support   to   U.S.   government-sponsored   agencies   or
instrumentalities if it is not obligated to do so by law.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure

In lieu of investing directly, the Funds are authorized to seek to achieve their investment objective by converting to a master/feeder fund structure pursuant to which each Fund would  invest all of its  investable  assets in a  corresponding investment  company  having  substantially  the same  investment  objectives and policies as the Fund.

The Funds' methods of operation and shareholder services would not be materially affected by their investment in other investment companies ("Master Portfolios")
having   substantially  the  same  investment  objective  and  policies  as  the corresponding  Funds, except that the assets of the Funds may be managed as part of a larger pool.  If the Funds  invested  all of their assets in  corresponding
Master  Portfolios,  they would  hold only  beneficial  interests  in the Master
Portfolios; the Master Portfolios would directly invest in individual securities of other issuers. The Funds would otherwise continue their normal operation. The
Board of Trustees would retain the right to withdraw any Fund's  investment from its corresponding Master Portfolio at any time it determines that it would be in the best  interest  of  shareholders;  such Fund  would  then  resume  investing directly in individual  securities of other issuers or invest in another  Master
Portfolio.

There is no  immediate  intention to convert the Funds to a  master/feeder  fund structure. The Board of Trustees has authorized this non-fundamental  investment policy to  facilitate  such a conversion in the event that the Board of Trustees determines  that  such  a  conversion  is in the  best  interest  of the  Funds'
shareholders.  If the Board of  Trustees so  determines,  it will  consider  and evaluate specific  proposals prior to the  implementation of the conversion to a master/feeder  fund structure.  Further,  the Funds' Prospectus and Statement of
Additional  Information  would be amended to reflect the  implementation  of the
Funds' conversion and their shareholders would be notified.

Disclosure of Portfolio Holdings
--------------------------------------------------------------------------------

The Board has adopted a policy and procedures  relating to the disclosure of the
Funds'  portfolio  holdings  information (the "Policy").  Generally,  the Policy restricts  the  disclosure  of  portfolio  holdings  data to certain  persons or entities,  under certain conditions.  In all cases, the Trust's Chief Compliance
Officer (or designee) is responsible  for authorizing the disclosure of a Fund's portfolio holdings and the Funds do not accept  compensation or consideration of
any  sort  in  return  for  the  preferential   release  of  portfolio  holdings
information.  Any such  disclosure is made only if  consistent  with the general anti-fraud provisions of the federal securities laws and the Advisor's fiduciary duties to its clients, including the Funds.

The Trust's Chief  Compliance  Officer and staff are  responsible for monitoring the  disclosure  of portfolio  holdings  information  and ensuring that any such disclosures are made in accordance  with the Policy.  The Board of Trustees has, through the adoption of the Policy,  delegated the day to day  monitoring of the disclosure of portfolio holdings  information to the Advisor's compliance staff.
The Board  receives  reports  from the Advisor with respect to the status of the disclosure  of  the  Fund's  portfolio  holdings  information  and  the  overall effectiveness of the Policy,  in order to ensure the disclosures are in the best interest  of the  shareholders  and to address  any  conflicts  between the Fund shareholders and those of the Advisor or any other affiliate of the Fund.

In accordance  with the Policy,  each Fund will disclose its portfolio  holdings periodically,  to the extent  required by applicable  federal  securities  laws.
These  disclosures  include  the filing of a complete  schedule  of each  Fund's portfolio  holdings with the SEC  semi-annually on Form N-CSR, and following the
Fund's first and third fiscal  quarters on Form N-Q. These filings are available to the public  through  the EDGAR  Database  on the SEC's  Internet  website at:
http://www.sec.gov. The Funds also will post their respective portfolio holdings on their website thirty (30) days after each month end.

The Policy provides that a Fund's portfolio holdings information may be released to selected third parties only when the Fund has a legitimate  business  purpose for  doing  so and the  recipients  are  subject  to a duty  of  confidentiality
(including  appropriate  related  limitations  on trading),  either  through the nature  of their  relationship  with  the  Funds or  through  a  confidentiality agreement.

Under the Policy, the Funds also may share their portfolio holdings  information with certain primary service providers that have a legitimate  business need for such information,  including, but not limited to, the custodian,  administrator, proxy voting vendor,  consultants,  legal counsel,  and  independent  registered public  accounting  firm. The Trust's  service  arrangements  with each of these entities include a duty of confidentiality (including appropriate limitations on trading)  regarding  portfolio  holdings  data by each service  provider and its employees,  either by law or by  contract.  In  addition,  because the Funds are managed using a multi-advisor approach, the Adviser will, from time to time, add or replace  sub-advisors to the Funds. In these  instances,  a Fund's  portfolio holdings  may be  disclosed  in advance  (typically  10-20 days) to the incoming sub-advisor to allow the sub-advisor to implement as streamlined a transition as possible.

Management of the Funds
--------------------------------------------------------------------------------

Board of Trustees

The  management and affairs of the Funds are supervised by the Board of Trustees of the Trust (the  "Board").  The Board consists of four  individuals,  three of whom are not  "interested  persons"  of the Trust as that term is defined in the
1940 Act (the  "Independent  Trustees").  The Trustees are  fiduciaries  for the
Funds'  shareholders  and are  governed  by the laws of the State of Delaware in this regard.  The Board establishes  policies for the operation of the Funds and appoints the officers who conduct the daily  business of the Funds.  The current
Trustees  and  officers of the Trust and their ages are listed  below with their addresses,  present  positions with the Trust, term of office with the Trust and length of time served,  principal  occupations over at least the last five years and other trusteeships held.

---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
Name, Age and Address              Position with      Term of       Principal Occupations       Number of          Other
                                     the Trust     Office** and   During the Past Five Years   Portfolios       Trusteeships
                                                     Length of                                   in Fund     Positions held by
                                                    Time Served                                  Complex          Trustee
                                                                                               Overseen by
                                                                                                 Trustee
--------------------------------------------------------------------------------------------------------------------------------
                                                     Independent Trustees
---------------------------------- --------------- -------------- ---------------------------- ------------- -------------------
William J. Klipp                   Trustee         Indefinite     Retired; President and            13       Trustee, Adelante
Age: 51                                            term since     Chief Operating Officer,                   Funds (2000 to
c/o AssetMark Investment                           January 2001.  Charles Schwab Investment                  present)
Services, Inc.                                                    Management, Inc. and
2300 Contra Costa Boulevard                                       Executive Vice President,
Suite 600                                                         Schwab Funds (1993 to
Pleasant Hill, CA 94523-3967                                      1999).
---------------------------------- --------------- -------------- ---------------------------- ------------- -------------------
Leonard H. Rossen                  Trustee         Indefinite     President, Len Rossen             13              N/A
Age: 74                                            term since     Consulting (a legal
c/o AssetMark Investment                           January 2001.  consulting firm) (1999 to
Services, Inc.                                                    present).
2300 Contra Costa Boulevard
Suite 600
Pleasant Hill, CA 94523-3967
---------------------------------- --------------- -------------- ---------------------------- ------------- -------------------
R. Thomas DeBerry                  Trustee         Indefinite     President, DeBerry                13              N/A
Age: 65                                            term since     Consulting (a securities
c/o AssetMark Investment                           January 2001.  consulting firm) (1988 to
Services, Inc.                                                    present); Director,
2300 Contra Costa Boulevard                                       Investment Manager
Suite 600                                                         Services Division of
Pleasant Hill, CA 94523-3967                                      Resources Trust Company
                                                                  (1998 to 2000).
--------------------------------------------------------------------------------------------------------------------------------
                                                      Interested Trustees
---------------------------------- --------------- -------------- ---------------------------- ------------- -------------------
Ronald Cordes*                     President,      Indefinite     Principal, AssetMark              13              N/A
Age: 46                            Chairperson,    term since     Investment Services, Inc.
AssetMark Investment Services,     Trustee         January 2001.  (1994 to present).
Inc.
2300 Contra Costa Boulevard
Suite 600
Pleasant Hill, CA 94523-3967
--------------------------------------------------------------------------------------------------------------------------------
                                                     Officers of the Trust
---------------------------------- --------------- -------------- ---------------------------- ------------- -------------------
Ronald Cordes                      President,
(see above)                        Chairperson,
                                   Trustee
---------------------------------- --------------- -------------- ---------------------------- ------------- -------------------
John Whittaker                     Vice President  Since          Senior Vice President and        N/A              N/A
Age: 36                                            January 2001.  Chief Operating Officer,
AssetMark Investment Services,                                    AssetMark Investment
Inc.                                                              Services (2000 to present).
2300 Contra Costa Boulevard
Suite 600
Pleasant Hill, CA 94523-3967
---------------------------------- --------------- -------------- ---------------------------- ------------- -------------------
Carrie E. Hansen                   Treasurer and    Since         Vice President/CFO/Chief         N/A              N/A
Age: 35                            Chief                          Compliance Officer,
AssetMark Investment Services,     Compliance       January       AssetMark Investment
Inc.                               Officer          2001.         Services (September 2004
2300 Contra Costa Boulevard                                       to present); CFO/Director
Suite 600                                                         of Operations, AssetMark
Pleasant Hill, CA 94523-3967                                      Investment Services, Inc.
                                                                  (February 2004 to
                                                                  September 2004); Director
                                                                  of Operations, AssetMark
                                                                  Investment Services, Inc.
                                                                  (2000 to February 2004).
---------------------------------- --------------- -------------- ---------------------------- ------------- -------------------
Christine Villas-Chernak           Secretary       Since June     AssetMark Investment             N/A              N/A
Age: 37                                            2006.          Services, Senior Fund
AssetMark Investment Services,                                    Administration &
Inc.                                                              Compliance Administrator
2300 Contra Costa Boulevard                                       (2005 to Present), Fund
Suite 600                                                         Administration &
Pleasant Hill, CA 94523-3967                                      Compliance Manager (2004
                                                                  to 2005), Fund
                                                                  Administration &
                                                                  Compliance Specialist
                                                                  (2002 to 2004), Project
                                                                  Manager (2000  to 2002).
---------------------------------- --------------- -------------- ---------------------------- ------------- -------------------

* Ronald  Cordes is  considered  to be an  "interested  person"  of the Funds as defined in the 1940 Act due to his relationship with the Advisor.

** Each Officer of the Trust serves at the pleasure of the Board of Trustees.

Board Committees

The Board of Trustees has two standing committees as described below:

Audit Committee.  The Audit Committee is responsible for advising the full Board with respect to accounting,  auditing and financial  matters affecting the Trust and meets at least once annually. The Audit Committee is comprised of all of the
Independent  Trustees as follows:  Mr. Klipp,  Mr. Rossen and Mr.  DeBerry.  The
Audit  Committee  met two times  during the Trust's  fiscal year ended March 31,
2007.

Nominating and Governance Committee.  The Nominating and Governance Committee is
responsible for seeking and reviewing  candidates for  consideration as nominees for  Trustees as is  considered  necessary  from time to time,  determining  the composition  of the Board and its  committees,  monitoring the process to assess
Board  effectiveness and developing and implementing  governance  policies.  The
Nominating and Governance  Committee meets as often as is necessary to discharge its functions.  The  Nominating and Governance  Committee met three times during the Trust's  fiscal year ended March 31, 2007.  The  Nominating  and  Governance
Committee is comprised of all of the Independent Trustees as follows: Mr. Klipp,
Mr. Rossen and Mr. DeBerry.  Shareholders who wish to recommend a nominee should
send  nominations  to  the  Secretary  of  the  Fund,   including   biographical
information  and  qualifications  of the proposed  nominee.  The  Nominating and
Governance  Committee  may  request  additional  information  deemed  reasonably necessary for the Committee to evaluate such nominee.

Compensation

For their service as Trustees of the Trust,  the Independent  Trustees receive a retainer fee of $32,000 per year and $3,500 per in-person meeting  attended,  as well as  reimbursement  for expenses  incurred in connection  with attendance at such meetings. Telephonic meeting fees are determined according to length of the meeting as follows:  $1,500 for one to two hours,  $2,000 for two to three hours and $3,500 for three  hours or longer.  The  "interested  persons"  who serve as
Trustees of the Trust receive no compensation for their service as Trustees.

The table  below  sets forth the  compensation  paid by the Trust to each of the current Trustees during the fiscal year ended March 31, 2007:

                                                                                                        Total
                             Aggregate Compensation    Pension or Retirement   Estimated Annual     Compensation
                              From All Funds in the     Benefits Accrued as      Benefits Upon     from Trust Paid
  Name of Person/Position            Trust*            Part of Fund Expenses      Retirement         to Trustees
---------------------------- ------------------------ ------------------------ ------------------ ------------------
Ronald D. Cordes,                     None                     None                  None               None
President, Chairperson,
Trustee
---------------------------- ------------------------ ------------------------ ------------------ ------------------
Richard Steiny**,                     None                     None                  None               None
Trustee
---------------------------- ------------------------ ------------------------ ------------------ ------------------
William J. Klipp,                    $49,667                   None                  None              $49,667
Independent Trustee
---------------------------- ------------------------ ------------------------ ------------------ ------------------
Leonard Rossen,                      $46,167                   None                  None              $46,167
Independent Trustee
---------------------------- ------------------------ ------------------------ ------------------ ------------------
R. Thomas DeBerry,                   $49,667                   None                  None              $49,667
Independent Trustee

* For the fiscal year ended March 31, 2007, each  Independent  Trustee  received compensation for serving as a Trustee of the existing eight series of the Trust.
Because the Fundamental  Index(TM) Funds had not commenced investment operations as of the date of this  SAI,  the  compensation  in the table  does not  reflect amounts  paid  to the  Trustees  for  serving  as  Trustees  of the  Fundamental
Index(TM)  Funds.  As of March 31,  2007,  the  Trustees  had not  received  any compensation  in connection  with their  service as Trustees of the  Fundamental
Index(TM) Funds.
** Mr. Steiny resigned as a Trustee of the Trust on September 19, 2006.

Principal Holders, Control Persons and Management Ownership

A principal  shareholder is any person who owns of record or  beneficially 5% or more of the outstanding  shares of any of the Funds. A control person is one who owns  beneficially or through  controlled  companies more than 25% of the voting securities of a company or  acknowledges  the existence of control.  As of April
30, 2007, the officers and Trustees of the Trust, as a group, owned less than 1%
of the outstanding shares of each of the Funds.

Investment Advisor and Sub-Advisors
--------------------------------------------------------------------------------

The Advisor, a California  corporation,  serves as the investment advisor to the
Funds.  The Advisor is  registered  as an  investment  advisor with the SEC. The
Advisor provides investment consulting and administrative  services to financial intermediaries,  and currently administers in excess of $10.5 billion in assets, including mutual funds, variable annuities, ETFs and privately managed accounts.

With respect to each of the Funds, the Advisor oversees the investment  advisory services provided to the Funds. Sub-advisors are selected for the Funds with the research  assistance  of Wilshire  Associates  ("Wilshire"),  consultant  to the
Advisor,  who evaluates  quantitatively and qualitatively a sub-advisor's skills and investment results in managing assets for specific asset classes, investment styles and strategies. The Advisor is responsible for the payment of all fees to
Wilshire.

The  advisory  agreement  and certain  portions of the  sub-advisory  agreements provide that the Advisor or any sub-advisor  shall not be protected  against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties,  or from reckless disregard of its obligations or duties thereunder. In addition, certain of the  sub-advisory  agreements  provide  that  the  sub-advisor  shall  not be protected  against any liability to the Trust or its  shareholders  by reason of willful  misfeasance,  bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisors and Portfolio Managers

Research Affiliates.  Pursuant to a sub-advisory agreement with the Advisor, and under  the  supervision  of the  Advisor  and the  Board of  Trustees,  Research
Affiliates is responsible for the day-to-day investment management of the Funds.
Research  Affiliates and the portfolio  managers set forth below are responsible for the  day-to-day  portfolio  management of the Funds.  In the  performance of their  responsibilities,  conflicts of interest may occur between the management of the respective Funds and other accounts of Research  Affiliates.  In addition to the  conflicts  identified by Research  Affiliates,  other actual or apparent conflicts may arise. Unequal time and attention may be devoted to the management of the respective Funds and Research Affiliates' other accounts.

Research  Affiliates offers  proprietary  solutions in the areas of active asset allocation,  optimal portfolio  construction,  equity  indexation,  and enhanced equity  indexation.  Research  Affiliates is registered as an investment adviser with the SEC.  Robert D. Arnott has sole voting rights for Research  Affiliates.
The company is owned primarily by various family trusts of Robert D. Arnott. Key executives of the company hold minority non-voting interests.

Robert D.  Arnott and Jason C. Hsu manage  the Funds'  portfolios,  on behalf of
Research  Affiliates.  In  addition to Research  Affiliates'  management  of the
Funds,  as of April 30, 2007,  Robert  Arnott and Jason Hsu manage the following other accounts:

-------------------------------------- ------------------------------------- ------------------------------------
           Other Accounts                         Total Accounts               Accounts with Performance Fees
-------------------------------------- ------------------ ------------------ ----------------- ------------------
                                            Number             Assets             Number            Assets
                                                           (in millions)                         (in millions)
-------------------------------------- ------------------ ------------------ ----------------- ------------------
   Registered Investment Companies
-------------------------------------- ------------------ ------------------ ----------------- ------------------
   Other Pooled Investment Vehicles
-------------------------------------- ------------------ ------------------ ----------------- ------------------
   Other Accounts
-------------------------------------- ------------------ ------------------ ----------------- ------------------

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Funds), such as devotion of unequal time and  attention to the  management  of the  accounts, inability to allocate limited  investment  opportunities  across a broad band of accounts  and  incentives  to  allocate  opportunities  to an account  where the portfolio manager or Research Affiliates has a greater financial incentive, such as a performance  fee account or where an account or fund managed by a portfolio manager has a higher fee sharing  arrangement  than the portfolio  manager's fee sharing  percentage with respect to the Funds.  Because the Funds are managed by
rules  established  in  accordance  with  Research  Affiliates'   patent-pending
process, conflicts of interest are minimized. In addition, the risk of conflicts of  interest is reduced by the fact that the other  funds  currently  managed by
Research  Affiliates  contain different  portfolios from the Funds'  portfolios.
Research  Affiliates has adopted policies and procedures  reasonably designed to address these types of conflicts and Research  Affiliates  believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Funds.

Research Affiliates' portfolio managers are compensated through a combination of base salary,  discretionary  incentive bonus ("incentive  bonus"), and a company funded defined benefit plan.  Compensation for portfolio managers is established annually  by  senior  management.  Incentive  bonuses  are paid  based on senior management's  subjective  opinion of the performance of each portfolio  manager.
Because  both  Robert D.  Arnott and Jason C. Hsu are owner  members of Research
Affiliates,  in  addition  to  salaries,  they  are  also  paid  based  on their percentage ownership in the company.

Russell Implementation  Services, Inc. Pursuant to a sub-advisory agreement with the Advisor, and under the supervision of the Advisor and the Board of Trustees,
Russell  Implementation  Services,  Inc.  ("Russell")  is  responsible  for  the implementation of the investment program created by Research Affiliates. Russell
Implementation  Services,  Inc. is a privately-held,  wholly-owned subsidiary of
Russell  Investment  Group  and is  registered  with  the  SEC as an  investment adviser. Russell Investment Group is owned by Northwestern Mutual.

Distribution and Shareholder Servicing
--------------------------------------------------------------------------------

Distributor and Sub-Distributor

AssetMark Capital Corporation (the "Distributor"),  an affiliate of the Advisor,
2300 Contra Costa Boulevard,  Suite 600, Pleasant Hill, California 94523-3967 is
the distributor for the shares of the Funds pursuant to a Distribution Agreement
(the  "Distribution  Agreement"),  between the Trust on behalf of the Funds, and the Distributor.  Quasar Distributors, LLC (the "Sub-Distributor),  an affiliate of the Funds' accounting and administrative service provider,  U.S. Bancorp Fund
Services,   LLC,   is  the   sub-distributor   for  the  Funds   pursuant  to  a
Sub-Distribution  Agreement  among  the  Trust,  the  Advisor  and  Quasar.  The
Distribution and  Sub-Distribution  Agreements have a one-year term and continue on a year-to-year  basis provided that the agreements are approved in the manner required  by  the  1940  Act.  The  Distributor  and  Sub-Distributor  are  each registered  broker-dealers and members of the National Association of Securities
Dealers,  Inc.  Shares of each  Fund are  offered  on a  continuous  basis.  The
Distribution  Agreement  provides that the  Distributor,  as agent in connection with the  distribution  of shares of the  Funds,  will use its best  efforts  to distribute the Funds' shares.

Distribution Plan

The Funds have adopted a Distribution  Plan (the "Plan")  pursuant to Rule 12b-1 under the 1940  Act,  which  was  approved  by the  Board.  The Plan  authorizes payments by the Funds in connection  with the  distribution of Fund shares at an annual rate of 0.25% of each of the Fund's  average  daily net assets.  Payments may be made by a Fund under the Plan for the purpose of  financing  any activity primarily  intended to result in the sale of shares of a Fund,  as determined by the Board,  and for the  purpose  of  providing  certain  services  to  existing shareholders.  Such activities  typically include:  services associated with the operation of the AssetMark  Investment  Services program through which the Funds are  primarily  distributed,  advertising,  compensation  for  sales  and  sales marketing  activities of financial service agents and others, such as dealers or distributors;  shareholder  account  servicing;  production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of the  Distributor  associated  with the sale of  shares  of the  Funds  including equipment,  rent, salaries,  bonuses, interest and other overhead. To the extent any activity is one that a Fund may finance without the Plan, that Fund may also make payments to finance such activity  outside of the Plan,  and is not subject to its  limitations.  Payments  under the Plan are based  upon a  percentage  of average  daily net assets  attributable  to the Funds  regardless of the amounts actually paid or expenses actually incurred by the Distributor;  however,  in no event may such  payments  exceed the maximum  allowable  fee. It is,  therefore, possible  that the  Distributor  may realize a profit in a particular  year as a result of these payments. The Plan increases each Fund's expenses from what they would  otherwise  be. A Fund may engage in joint  distribution  activities  with other Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund's net assets.

Rule 12b-1 requires that (i) the Board of Trustees receive and review,  at least quarterly, reports concerning the nature and qualification of expenses which are made;  (ii) the Board of  Trustees,  including  a  majority  of the  Independent
Trustees,  approve all agreements  implementing the Plan; and (iii) the Plan may be continued from  year-to-year  only if the Board,  including a majority of the
Independent Trustees,  concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The Advisor's primary business is to operate the AssetMark  Investment  Services program, a managed account program that is used by financial  professionals such as investment  advisors and broker-dealers to deliver state of the art financial planning,  investment  advisory and asset allocation  services to their clients.
The  AssetMark  program  uses  asset  allocation  models  and other  tools  that investors  use to invest in an array of open-end  mutual  funds,  including  the
AssetMark Funds.

The primary method of distributing the Funds is through the AssetMark Investment
Services  program,  and  the  Advisor  is  responsible  for all  aspects  of the operation of the program.  In addition,  unaffiliated  mutual fund  supermarkets facilitate  the  operation  of the  AssetMark  Investment  Services  program  by maintaining investor accounts, and providing back office,  shareholder servicing and  recordkeeping  services that enable investors to access the Funds and other funds.  The Funds pay rule 12b-1 fees to the mutual fund  supermarkets,  and the mutual fund  supermarkets,  in turn, pay a negotiated portion of those fees back to the  Advisor  for  services it  provides  in  connection  with the  AssetMark
Investment Services program, including:  establishing and maintaining electronic communication channels with the fund supermarkets and the Funds' transfer agent;
processing  investor  transactions  under relevant asset  allocation  models and packaging order information for delivery to the fund  supermarkets;  maintaining shareholder  records;  generating  quarterly  holdings,  performance and account summary  reports;  and  generally  assisting in the  operation of the  AssetMark
Independent  Services  program.  These types of  negotiated  payments are common among mutual fund  supermarkets  and the managed account program  providers that use them. The amounts paid to the Advisor are reflected in the table above.

With the  exception of payments to the Advisor in its capacity as the sponsor of the AssetMark  Investment  Services  program as described  above, no "interested person" of the Funds, as defined in the 1940 Act, and no Independent  Trustee of the Trust has or had a direct or indirect  financial interest in the Plan or any related agreement.

Shareholder Servicing Agents

Each Fund may enter into  agreements  with  certain  organizations  that provide
various   services  to  Fund   shareholders.   Pursuant   to  such   agreements,
organizations that provide shareholder  services may be entitled to receive fees from a Fund for  shareholder  support.  Such  support may  include,  among other
things,   assisting  investors  in  processing  their  purchase,   exchange,  or
redemption requests, or processing dividend and distribution payments.

Service Providers
--------------------------------------------------------------------------------

The Trust  entered  into a number of  agreements  whereby  certain  parties will provide various services to the Funds.

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services and  shareholder  servicing to the Funds as transfer agent and dividend disbursing agent. USBFS' address is 615 E. Michigan Street, Milwaukee, Wisconsin
53202.  The services  provided  under the  Transfer  Agent  Servicing  Agreement include  processing  purchase  and  redemption  transactions,  establishing  and maintaining  shareholder accounts and records,  disbursing dividends declared by the Funds, day-to-day  administration of matters related to the existence of the
Trust under state law (other than rendering  investment advice),  maintenance of
its  records,  preparation,   mailing  and  filing  of  reports,  assistance  in
monitoring the total number of shares sold in each state for "Blue Sky" purposes and assistance in the  preparation of the Funds'  registration  statement  under federal and state securities laws.

Pursuant to a Fund  Administration  Servicing  Agreement  and a Fund  Accounting
Servicing  Agreement,  each  between  USBFS and the Trust,  USBFS also  performs certain  administrative,  accounting and tax reporting  functions for the Funds, including  preparing  and filing  federal and state tax returns,  preparing  and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC,  preparing  financial  statements for the Annual and Semi-Annual Reports to the SEC and current investors,  monitoring the Funds' expense accruals,  performing securities valuations and, from time to time,  monitoring the Funds'  compliance  with their  investment  objectives and restrictions.

U.S.  Bank,  N.A., an affiliate of USBFS,  is the custodian of the assets of the
Funds, as well as the Funds' Foreign Custody Manager (the "Custodian")  pursuant to a custody  agreement  between the Custodian and the Trust dated as of August,
2004  ("Custody  Agreement"),  whereby  the  Custodian  provides  for  fees on a transactional  basis plus  out-of-pocket  expenses.  The Custodian's  address is
Custody Operations,  1555 N. RiverCenter Drive, Suite 302, Milwaukee,  Wisconsin
53212.

Anti-Money Laundering Program
--------------------------------------------------------------------------------

The Trust has  established  an  Anti-Money  Laundering  Compliance  Program (the
"Program"),  as required by the Uniting and  Strengthening  America by Providing
Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA
PATRIOT Act"). In order to ensure  compliance with this law, the Trust's Program provides for the  development  of internal  practices,  procedures and controls, designation of anti-money  laundering  compliance officers,  an ongoing training program and an independent  audit function to determine the effectiveness of the
Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's  omnibus  account  holders have  established  proper  anti-money laundering  procedures,  reporting  suspicious and/or fraudulent  activity and a complete and  thorough  review of all new opening  accounts.  The Trust will not transact  business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Codes of Ethics
--------------------------------------------------------------------------------

The Trust, the Advisor,  the Distributor and the sub-advisors  have each adopted
Codes of Ethics that govern the conduct of their  respective  employees  who may have access to information about the Funds' securities  transactions.  The Codes recognize that such persons owe a fiduciary duty to the Funds'  shareholders and must place the interests of shareholders  ahead of their own interests.  Subject to the  protections and compliance  procedures in the Codes,  access persons can invest in securities,  including securities that may be purchased or held by the
Fund.  Among other things,  the Codes require  pre-clearance of certain personal securities  transactions,  certain  blackout  periods  for  personal  trading of securities  which may be  considered  for  purchase  or sale by the Advisor or a sub-advisor for a Fund or other clients of the Advisor or  sub-advisors,  annual and quarterly reporting of personal securities holdings,  and limitations and/or pre-clearance  requirements  on personal  trading of initial  public  offerings.
Violations  of the Codes are subject to review by the  Trustees and could result in severe penalties.

Proxy Voting Guidelines
--------------------------------------------------------------------------------

The following  information  is a summary of the proxy voting  guidelines for the
Advisor and Russell.

                       ASSETMARK INVESTMENT SERVICES, INC.
                                 ASSETMARK FUNDS

I.   Introduction

     AssetMark  Investment  Services,  Inc. (the  "Advisor")  is the  investment adviser  of each of the  thirteen  separate  mutual  funds  (each a  "Fund"  and collectively the "Funds") within AssetMark  Funds(R)(the  "Trust"),  an open-end management  investment  company.  The Advisor  selects one or more  sub-advisors
("sub-advisors") to manage distinct segments of a market or asset class for each
Fund.

II.  Delegation of Proxy Voting Authority

     The Board of Trustees of the Trust (the "Board") has delegated  each Fund's proxy voting authority to the Advisor.  The Advisor,  in turn, has contractually delegated each Fund's proxy voting authority to its respective sub-advisor(s).

III. Review of Sub-Advisors' Proxy Voting

     The Advisor  will review each  sub-advisor's  proxy  voting  guidelines  to ensure  that they  meet the  standards  set forth  from time to time by the U.S.
Securities and Exchange  Commission (the "SEC").  The Advisor will report to the
Board at least  annually  regarding the compliance of each  sub-advisor's  proxy voting  guidelines  with such SEC standards,  including the procedures that each sub-advisor  uses when a vote presents a conflict  between the interests of Fund shareholders and those of the sub-advisor.

     A.   Reporting of Conflicts of Interest

     The  sub-advisors  shall report to the Advisor on a regular basis,  but not less than  annually,  any  conflicts of interest that arose from proxy votes and how such conflicts were resolved.  The Advisor shall provide such reports to the
Board at the next regular  meeting of the Board after such reports were received from the sub-advisors.

IV.  Recording of Proxy Votes

     Each sub-advisor shall provide the following information to the Advisor for each matter  relating  to a portfolio  security  considered  at any  shareholder meeting held during the period covered by the Trust's report on Form N-PX:

     A.   The name of the issuer of the portfolio security;
     B.   The exchange ticker symbol of the portfolio security;
     C.   The Council on Uniform Securities  Identification Procedures ("CUSIP")
          number for the portfolio security;
     D.   The shareholder meeting date;
     E.   A brief identification of the matter voted on;
     F.   Whether the matter was proposed by the issuer or by a security holder;
     G.   Whether the sub-advisor cast its vote on the matter;
     H.   How the sub-advisor cast its vote (e.g., for or against  proposal,  or abstain; for or withhold regarding election of directors); and
     I.   Whether the sub-advisor cast its vote for or against management.

     This  information  shall be provided by each  sub-advisor to the Advisor by
July 31 of each year in the format specified by the Advisor.

V.   Disclosure of Proxy Voting Guidelines

     A.   Registration Statement

     All of the Trust's registration statement filings with the SEC on Form N-1A after July 1, 2003 shall contain a description of these Proxy Voting  Guidelines and those of the sub-advisors.

     B.   Registration Statement, Annual Report and Semi-Annual Report

     All of the Trust's registration statement filings on Form N-1A with the SEC after July 1, 2003, as well as any annual or semi-annual reports to shareholders after the effective  date of such  registration  statement,  shall disclose that these Proxy Voting Guidelines and those of the sub-advisors shall be available:

          o    By calling a specified toll-free number to obtain a hard copy; or
          o    By going to the SEC website at http://www.sec.gov.

     C.   Delivery of Hard Copy Requests

     When the Advisor receives a request for a description of these Proxy Voting
Guidelines and those of the  sub-advisors,  it will deliver the description that is disclosed in the Statement of Additional  Information included in the Trust's registration  statement.  This information will be sent out via first class mail
(or other  means  designed  to ensure  equally  prompt  delivery)  within  three business days of receiving the request.

VI.  Form N-PX

     A.   Preparation and Filing of Form N-PX

     The Advisor,  on behalf of the Trust, shall prepare and file Form N-PX with the SEC not later than August 31 of each year,  which shall  include the Trust's proxy  voting  record for the most recent  twelve-month  period ended June 30 of that year.

     B.   Disclosure of Voting Record in Registration  Statement,  Annual Report
          and Semi-Annual Report

     Information  regarding  how each Fund voted  proxies  relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge,  upon request,  by calling  888-278-5809  (toll free); or on the
SEC's website at www.sec.gov.

     C.   Delivery of Hard Copy Requests

     When the Advisor  receives a request for the Trust's  proxy voting  record, the Advisor  shall send the  information  disclosed in the Trust's most recently filed  report on Form N-PX via first  class  mail (or other  means  designed  to ensure  equally  prompt  delivery)  within three  business days of receiving the request.

     D.   Maintenance on the Trust's Website

     If the Trust  discloses  that its proxy  voting  record is  available on or through  its  website,  the  Trust  must  make  available  free  of  charge  the information  disclosed  in its most  recently  filed  report  on Form N-PX on or through its website as soon as  reasonably  practicable  after filing the report with the SEC.  The  information  disclosed in the Trust's  most  recently  filed report on Form N-PX must remain  available on or through its website for as long as the Trust  discloses  that its proxy voting record is available on or through its website.

VII. Proxy Issues with Respect to Securities on Loan

     If voting  rights with respect to loaned  securities  owned by clients have passed to the borrower, the Advisor will not call the loan or otherwise secure a valid proxy to vote the loaned  securities  unless the proposal to be voted upon would have a material effect on the `economic best interests' of the client. For a proposal to have a material  effect on the  `economic  best  interests' of the client,  (i) the passage or failure to pass the proposal  must be likely to have an effect on the market price of the issuer's stock;  (ii) the client must own a sufficient  percentage of the issuer's stock so that the client's affirmative or negative vote would be likely to affect the outcome of the  proposal;  and (iii)
with respect to the Fund, the issuer's stock must represent a sufficient portion of the Fund's net assets such that the likely  change in the market price of the issuer's stock would affect the net asset value of the Fund.

     AssetMark will rely on the sub-advisors to inform the Advisor when there is a material proxy. In these cases,  AssetMark will verify whether the security is on loan. If the security is on loan, AssetMark will instruct U.S. Bank to recall the security immediately to enable the sub-advisor to vote the proxy.

                                     Russell
                             Proxy Voting Principles

Introduction

Russell  recognizes  the  requirements  established in the U.S. under the mutual fund proxy voting rules,  the standards of best  practices set up in the U.K. by the NAPF  guidelines and in Australia by the ASX and IFSA  corporate  governance guidelines  and other existing best  practices and fiduciary  standards,  and on investment management concepts relating to promoting investor value. Russell has considered  these  rules,  standards  and concepts in  establishing  these Proxy
Voting  Principles and the Proxy Voting  Guidelines  designed to implement them.
Proxy issues by their nature are often complex and fact dependent and both these
Proxy  Voting  Principles  and the Proxy  Voting  Guidelines  are intended to be applied pragmatically.

Principles

Through their corporate governance system, corporations specify the distribution of rights and responsibilities of all stakeholders. The governance system is the framework within which corporate activities are directed and controlled, through which  objectives  and  guidelines  for  activity are set,  and  performance  is monitored.  Russell  believes that the best interests of shareholders are served when corporate  governance  systems  promote  transparency of policy and action, accountability  for  results,  board  independence,  and a  maximization  of the company's  long-term  economic value.  Accordingly,  Russell generally  supports
proposals   which  increase   transparency,   improve   accountability,   ensure
independence, and enhance long-term share value.

o    Transparency. Shareholders are best able to gauge the value of and exercise their  ownership  when both  corporate  policies and actions are visible to them. Proposals which limit the ability of shareholders to see and evaluate mergers and acquisitions or evaluate tender offers are not transparent. Nor are policies which limit the ability of  shareholders to reject poison pill defenses transparent.  In general, any policy which improves the ability of shareholders  to see into the  activities  of the firm is  consistent  with shareholders interests.

o    Accountability.  Shareholder  interests are best served when  management is accountable  for corporate  performance.  Compensation  plans which provide excessive  compensation  without  suitable  links to  performance  or which provide substantial  payment for failure is against  shareholder  interest.
     Such payment should be tied to objective  measures of company  performance.
     Stock or stock options  should be a significant  enough source of executive compensation to align management interests with shareholders,  and designed to tie management to the downside risk of stock performance.

o    Independence.  (a) Boards of  Directors,  Audit  Committees,  and Executive
     Compensation   Committees   should  be  sufficiently   independent  of  the
     management and without personal or material  financial  relationships  with the company or its  managers to provide a  reasonable  check on  management activity.  The Board  should be  composed  of at least a majority  of these independent  Directors  and key  committees  such as  audit,  compensation, nominating,  or governance  committees  should be composed  exclusively  of independent  Directors.  There  should be adequate  disclosure  of all ties between  Board  members,  the  company  and  company  management.  (b)  The company's auditors should be independent of the company.  (c) The company's investment  managers  should  be  given  instructions  to vote  shareholder proxies in the sole interest of shareholders.

o    Long-term  value.  Good  governance  will  keep a  company  focused  on the creation of long-term  value.  Policies and  structures  which enhance that focus will benefit both  shareholders  and other  stakeholders in the firm.
     When a company  becomes  focused on short-term  profits,  current  earnings forecasts, or analyst estimates, good governance may be jeopardized and the fundamental soundness of the business may be compromised.  Russell believes that the pursuit of goals without direct  economic impact can often enhance shareholder or stakeholder  interests.  However, the pursuit of these types of objectives may also create conflicts between groups of stakeholders that are difficult to resolve. Accordingly,  Russell assesses the short-term and long-term impact of an issue,  and considers  positions that are consistent with the long-term economic best interests of shareholders.

General Statement of Policy with Respect to Conflicts

Russell's  policies  are  designed to enable the Proxy  Committee to resolve any material conflicts of interest between Clients, on the one hand, and the Adviser or its  affiliates,  on the other  ("Conflicts"),  before  voting  proxies  with respect to a matter in which such a Conflict may be presented.  The Policies are intended to assure that proxies are voted in accordance  with the best interests of Clients at all times, notwithstanding the existence of any Conflicts, by: (i)
authorizing votes to be cast in accordance with the Guidelines,  (ii) delegating to the Proxy  Administrator  responsibility  for performing  research and making
recommendations   in  accordance  with  the  Guidelines,   (iii)  requiring  the
implementation  of a  process  through  which  ballots  generally  are  voted in accordance  with  the  recommendations  of the  Proxy  Administrator,  and  (iv)
requiring  specific  additional  procedures  to be followed in those  situations where the Committee takes action in connection with an Exception.

An Exception is any matter (i) referred to the  Committee for a vote because the
Guidelines  specify  that the matter be voted on a  case-by-case  basis and (ii)
which is not voted pursuant to the recommendation of the Proxy Administrator.

Valuation of Shares
--------------------------------------------------------------------------------

Shares  of each  Fund are sold on a  continuous  basis  at the net  asset  value
("NAV") per share next  computed  following  acceptance of an order by the Fund.
Each Fund's NAV per share for the  purpose of pricing  purchase  and  redemption orders is determined generally at 4:00 p.m. Eastern time on each day the Fund is open as determined by the Board of Trustees.  The Fund is generally  open on the same days that the New York Stock  Exchange  ("NYSE") is open for  trading.  The
NYSE is closed on the following  holidays:  New Year's Day,  Martin Luther King,
Jr. Day,  President's Day, Good Friday,  Memorial Day,  Independence  Day, Labor
Day, Thanksgiving Day and Christmas Day.

Portfolio securities listed on a national or foreign securities exchange, except those  listed  on  the  NASDAQ(R)  Stock  Market  and  Small  Cap(SM)  exchanges
("NASDAQ(R)")  for which market  quotations are available are valued at the last quoted  sale price on each  Business  Day  (defined as days on which the Fund is open  for  business  ("Business  Day")).  Portfolio  securities  traded  on  the
NASDAQ(R) will be valued at the NASDAQ  Official  Closing Price on each Business
Day.  If  there  is no such  reported  sale on an  exchange  or  NASDAQ(R),  the portfolio security will be valued at the mean between the most recent quoted bid and asked  price.  Price  information  on listed  securities  is taken  from the exchange where the security is primarily traded.

Information about the market value of each portfolio security may be obtained by the Advisor from an  independent  pricing  service.  The pricing  service relies primarily on prices of actual market  transactions as well as trader quotations.
However,  the pricing service may use a matrix system to determine valuations of fixed income securities.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its  valuations  are reviewed by the officers of the Trust under the general supervision of the Trustees.

U.S.  government  and agency  securities are valued at the mean between the most recent bid and asked prices. Other fixed-income  securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from
pricing  services,   which  take  into  account   appropriate  factors  such  as
institutional  sized trading in similar  groups of securities,  yield,  quality, coupon rate, maturity,  type of issue, trading  characteristics and other market data.  Fixed-income securities with remaining maturities of 60 days or less will be valued by the  amortized  cost method,  which  approximates  market value and involves  valuing a security at its cost on the date of purchase and  thereafter
(absent unusual  circumstances)  assuming a constant amortization to maturity of any discount or premium,  regardless  of the impact of  fluctuations  in general market  rates of  interest  on the value of the  instrument.  While this  method provides certainty in valuation, it may result in periods during which value, as determined  by this  method,  is higher or lower than the price the Trust  would receive if it sold the instrument.  During periods of declining  interest rates, the daily yield of a Fund may tend to be higher than a like  computation made by a company with identical  investments utilizing a method of valuation based upon market  prices  and  estimates  of  market  prices  for  all  of  its  portfolio securities.  Thus,  if the use of amortized  cost by a Fund  resulted in a lower aggregate portfolio value on a particular day, a prospective  investor in a Fund would  be able to  obtain  a  somewhat  higher  yield  than  would  result  from
investment  in  a  company   utilizing   solely  market  values,   and  existing
shareholders  in the Fund would  experience  a lower yield.  The converse  would apply during a period of rising interest rates.

Options are valued at the last  reported sale price at the close of the exchange on which  the  security  is  primarily  traded.  If no sales  are  reported  for exchange-traded  options, or the options are not exchange-traded,  then they are valued  at the mean of the most  recent  quoted  bid and  asked  price.  Futures contracts  are valued at the daily quoted  settlement  prices.  Other assets and securities for which no quotations are readily available  (including  restricted securities)  will be valued in good faith at fair  value  using  procedures  and methods determined by the Board of Trustees.

Purchase and Redemption of Shares
--------------------------------------------------------------------------------

The purchase and  redemption  price of shares is the NAV next  calculated  after receipt of an order in proper  form.  As  described  in the  Funds'  prospectus, financial  institutions and intermediaries may purchase or redeem Fund shares on any day that the NYSE is open for  business  by placing  orders  with the Funds'
transfer agent (or their authorized agent). Institutions and intermediaries that use certain proprietary  systems of the Advisor may place orders  electronically through  those  systems.  Each Fund  reserves  the right to refuse any  purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders or that could adversely affect the Fund or its operations.

It is currently the Trust's  policy to pay all  redemptions  in cash.  The Trust retains the right,  however,  to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A gain or loss for federal  income tax  purposes may be realized by a taxable  shareholder  upon an in-kind redemption  depending upon the shareholder's  basis in the shares of the
Trust redeemed.

Purchases and redemptions of Fund shares may be made on any day the NYSE is open for  business.  The Trust  reserves the right to suspend the right of redemption and/or to postpone the date of payment  upon  redemption  for any period  during which trading on the NYSE is restricted, or during the existence of an emergency
(as  determined by the SEC by rule or  regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable,  or for such other periods as the SEC may by order  permit.  The Trust also reserves the right to suspend  sales of shares of the Funds for any period  during  which the
NYSE, the Distributor, and/or the Custodian are not open for business.

Portfolio Transactions
--------------------------------------------------------------------------------

Assets of a Fund are  invested by the Advisor and the  sub-advisors  in a manner consistent  with the Fund's  investment  objectives,  strategies,  policies  and restrictions,  as well as with any instructions the Board may issue from time to time.  Within this framework,  the Advisor and  sub-advisors are responsible for making all  determinations  as to the purchase and sale of portfolio  securities for a  Fund,  and  for  taking  all  steps  necessary  to  implement  securities transactions  on  behalf  of a  Fund.  When  placing  orders,  the  Advisor  and sub-advisors  will seek to obtain the best net results  taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the  transaction  involved,  the firm's  general  execution  and  operational facilities, and the firm's risk in positioning the securities involved.

The Funds have no obligation to deal with any  broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. The Advisor may,  from time to time,  request  that  sub-advisors  direct  trades to certain brokers that provide favorable  commission  rates,  subject to the sub-advisor's obligation  to obtain  best  execution.  The Funds will not  purchase  portfolio securities from any affiliated  person acting as principal  except in conformity with SEC regulations.

For  securities  traded  in  the   over-the-counter   markets,  the  Advisor  or
sub-advisors  deals  directly  with  the  dealers  who  make  markets  in  these securities  unless better prices and  execution  are  available  elsewhere.  The
Advisor or  sub-advisors  negotiate  commission  rates with brokers based on the quality  and  quantity of services  provided  in light of  generally  prevailing rates,  and  while  the  Advisor  or  sub-advisors  generally  seeks  reasonably competitive  commission  rates,  a Fund  does  not  necessarily  pay the  lowest commissions  available.  The Board periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with  broker-dealers who furnish  investment  research or services to the sub-advisors.  The  commissions on such brokerage  transactions  with investment research or services  may be higher than  another  broker might have charged for the same  transaction  in  recognition  of the  value of  research  or  services provided.  Such research or services include advice, both orally and in writing, as to the value of securities;  the advisability of investing in,  purchasing or selling securities;  the availability of securities, or purchasers or sellers of securities;  as well as analyses  and  reports  concerning  issues,  industries, securities,  economic factors and trends, portfolio strategy and the performance of accounts. In addition, for the Advisor, such research or services may include
advice   concerning  the  allocation  of  assets  among   sub-advisors  and  the
suitability of sub-advisors.  To the extent portfolio  transactions are effected with broker-dealers who furnish research and/or other services to the Advisor or a  sub-advisor,  the Advisor or sub-advisor  receives a benefit,  not capable of evaluation in dollar amounts,  without  providing any direct monetary benefit to the Fund from these  transactions.  Such  research  or  services  provided  by a broker-dealer  through  whom the  Advisor or a  sub-advisor  effects  securities transactions  for a Fund may be used by the Advisor or  sub-advisor in servicing all of its discretionary  accounts. In addition,  the Advisor or sub-advisor may not use all of the  research  and  services  provided by such  broker-dealer  in connection with the Fund.

The  Trust  may  also  enter  into   arrangements,   commonly   referred  to  as
"brokerage/service  arrangements,"  with  broker-dealers  pursuant  to  which  a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in  exchange  for fund  brokerage.  Under a typical  brokerage/service
arrangement,   a  broker  agrees  to  pay  a  portion  of  a  Fund's  custodian, administrative  or transfer  agency fees,  and, in exchange,  the Fund agrees to direct a minimum amount of brokerage to the broker.  The sub-advisor,  on behalf of the Trust,  usually  negotiates  the terms of the  contract  with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund,  another  portfolio  series of the
Trust or other private accounts  managed by the Advisor or sub-advisors.  If and when a Fund and two or more  accounts  simultaneously  purchase or sell the same security,  the  transactions  will  be  allocated  as to  price  and  amount  in accordance  with  arrangements  equitable  to the  Fund  and the  accounts.  The simultaneous  purchase  or sale  of the  same  securities  by a Fund  and  other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position  obtainable  or able to be sold by the Fund.

Portfolio Turnover

Although the Funds  generally will not invest for short-term  trading  purposes, portfolio  securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases  or sales  of  portfolio  securities  for the  fiscal  year by (2) the monthly  average of the value of  portfolio  securities  owned during the fiscal year.  A 100%  turnover  rate would  occur if all the  securities  in the Fund's portfolio,  with the  exception of  securities  whose  maturities at the time of acquisition were one year or less, were sold and either  repurchased or replaced within one year.  A high rate of  portfolio  turnover  (100% or more)  generally leads to higher  transaction costs and may result in a greater number of taxable transactions.

Taxes
--------------------------------------------------------------------------------

Distributions of Net Investment Income

The Funds  receive  income  generally in the form of  dividends  and interest on their investments in portfolio  securities.  This income, less expenses incurred in the operation of a Fund,  constitutes  its net  investment  income from which dividends may be paid to you. If you are a taxable  investor,  any distributions by a Fund from such income (other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

Distributions of Capital Gains

A Fund  may  derive  capital  gain and loss in  connection  with  sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions  paid from the excess of net long-term capital  gain  over  net  short-term  capital  loss  will be  taxable  to you as long-term  capital  gain,  regardless of how long you have held your shares in a
Fund.  Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed  once each year and may be  distributed  more  frequently,  if  necessary,  in  order to  reduce  or eliminate federal excise or income taxes on the Fund.

Returns of Capital

If a Fund's  distributions  exceed its taxable income and capital gains realized during a taxable year,  all or a portion of the  distributions  made in the same taxable year may be  recharacterized  as a return of capital to shareholders.  A return of capital  distribution  will generally not be taxable,  but will reduce each  shareholder's  cost  basis  in the Fund and  result  in a higher  reported capital  gain or lower  reported  capital  loss when  those  shares on which the distribution  was  received  are sold.  Any  return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of Foreign Withholding Taxes

The  International  Equity Fund may be subject to foreign  withholding  taxes on income from certain foreign  securities.  This, in turn, could reduce the Fund's distributions paid to you.

Pass-through  of foreign  tax  credits.  The  International  Equity  Fund may be subject to foreign  withholding taxes on income from certain foreign securities.
If more  than 50% of the  Fund's  total  assets  at the end of a fiscal  year is invested in foreign  securities,  the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made,  the
Fund may report more  taxable  income to you than it actually  distributes.  You will then be entitled  either to deduct  your share of these taxes in  computing your taxable  income,  or to claim a foreign tax credit for these taxes  against your U.S. federal income tax (subject to limitations for certain  shareholders).
The Fund will  provide  you with the  information  necessary  to  complete  your personal income tax return if it makes this election.

The  amount of any  foreign  tax  credits  available  to you (as a result of the pass-through  to you of  your  pro  rata  share  of  foreign  taxes  paid by the
International  Equity  Fund)  will be  reduced  if you  receive  from  the  Fund qualifying  dividends from qualifying  foreign  corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors  about their foreign tax credits and the  procedures  that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt  investments and hedging on  distributions.  Most foreign exchange gains  realized on the sale of debt  securities are treated as ordinary income by the  International  Equity Fund.  Similarly,  foreign  exchange losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These gains when distributed are taxable to you as ordinary income, and
any  losses  reduce  the  Fund's   ordinary  income   otherwise   available  for
distribution  to you.  This  treatment  could  increase or  decrease  the Fund's ordinary  income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

PFIC  securities.  The  International  Equity Fund may invest in  securities  of foreign  entities  that could be deemed for tax  purposes to be passive  foreign investment  companies  (PFICs).  When  investing  in PFIC  securities,  the Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise  (described  below) tax years.  Deductions  for losses are allowable  only to the extent of any  current or  previously  recognized  gains.
These gains  (reduced by allowable  losses) are treated as ordinary  income that the Fund is required to distribute,  even though it has not sold the securities.
You should also be aware that the  designation  of a foreign  security as a PFIC security  will cause its income  dividends to fall outside of the  definition of qualified  foreign  corporation  dividends.  These dividends  generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. In addition, if the Fund is unable to identify an investment as a PFIC and thus  does not  make a  mark-to-market  election,  the Fund may be subject to U.S. federal income tax on a portion of any "excess  distribution" or gain from the disposition of such shares even if such income is distributed as a taxable  dividend  by the Fund to its  shareholders.  Additional  charges in the nature of  interest  may be imposed on the Fund in  respect  of  deferred  taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions

The  financial  institution  or  intermediary  through  which you hold your Fund shares will inform you of the amount and character of your  distributions at the time they are paid, and will advise you of the tax status of such  distributions for federal  income tax purposes  shortly after the close of each calendar year.
If you have not held Fund  shares  for a full  year,  a Fund may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in the  case of  non-U.S.  shareholders,  the  Fund may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a  percentage  of income  that is not equal to the actual  amount of such income earned during the period of your investment in the Fund.  Taxable  Distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

Each Fund has  elected,  or  intends  to elect,  to be  treated  as a  regulated investment  company  under  Subchapter  M of the Code and  intends to so qualify during the current  fiscal year. As regulated  investment  companies,  the Funds generally pay no federal  income tax on the income and gains they  distribute to you.  The Board of Trustees  reserves  the right not to  distribute a Fund's net long-term  capital  gain or not to  maintain  the  qualification  of a Fund as a regulated  investment  company  if it  determines  such a course of action to be beneficial to shareholders.  If net long-term  capital gain is retained,  a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and  gains,  and distributions  to you will be taxed as  dividend  income  to the  extent of such
Fund's earnings and profits.

In order to qualify as a regulated  investment  company  for federal  income tax purposes, each Fund must meet certain specific requirements, including:

(i) A Fund must  maintain a  diversified  portfolio  of  securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

(ii) A Fund  must  derive  at least  90% of its  gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

(iii) A Fund must distribute to its  shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

As a regulated  investment  company,  each Fund is required  to  distribute  its income and gains on a calendar year basis,  regardless of the Fund's fiscal year end as follows:

Required distributions.  To avoid federal excise taxes, the Code requires a Fund to distribute  to you by December 31 of each year,  at a minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98%
of its capital gain net income  earned  during the  twelve-month  period  ending
October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these  distributions  in December  (or to pay them in
January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Post-October  losses.  Because the periods for measuring a regulated  investment company's income are different for excise and income tax purposes, special rules are  required to protect the amount of  earnings  and profits  needed to support excise tax distributions.  For instance,  if a regulated investment company that uses  October  31st as the  measurement  period for paying out capital  gain net income  realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have  insufficient  earnings and profits for
that  taxable   year  to  support  the   dividend   treatment  of  its  required
distributions  for that calendar  year.  Accordingly,  each Fund is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end of March 31 ( "post-October loss") as occurring on the first day of the following tax year beginning April 1.

Sales, Exchanges and Redemption of Fund Shares

Sales,  exchanges and  redemptions  (including  redemptions in kind) are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares the Internal  Revenue Service  requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that  you  realize  will be  capital  gain  or loss  and  will be  long-term  or short-term, generally depending on how long you have held your shares.

Redemptions  at a Loss  Within Six Months of  Purchase.  Any loss  incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

Wash  Sales.  All or a portion of any loss that you realize on a  redemption  of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund (through  reinvestment of dividends or otherwise) within 30 days before or after your share  redemption.  Any loss disallowed  under these rules will be added to your tax basis in the new shares.

U.S. Government Securities

Income earned on certain U.S.  government  obligations  is exempt from state and local  personal  income  taxes if earned  directly  by you.  States  also  grant tax-free  status  to  dividends  paid to you  from  interest  earned  on  direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a
Fund in certain other obligations,  such as repurchase agreements collateralized by U.S.  government  obligations,  commercial  paper and  federal  agency-backed obligations (e.g.,  Government National Mortgage Association or Federal National
Mortgage  Association  obligations),  generally  does not qualify  for  tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals

For  individual  shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at long-term capital gain rates. This reduced  rate  generally  is  available  for  dividends  paid  by a Fund  out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified foreign corporations.

Both a Fund and the investor must meet certain  holding period  requirements  to qualify Fund dividends for this  treatment.  Specifically,  a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year,  each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced  rates.  If 95% or more of a Fund's income is from  qualified
sources,   it  will  be  allowed  to  designate  100%  of  its  ordinary  income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

For  corporate  shareholders,  a  portion  of the  dividends  paid by a Fund may qualify for the dividends-received deduction. The portion of dividends paid by a
Fund that so qualifies  will be  designated  each year in a notice mailed to the
Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic  (U.S.)  corporations  that would have  qualified for the dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation.  Because the income of the  International  Equity Fund primarily is derived from investments in foreign rather than domestic  securities,  generally none or only a small percentage of its income dividends will be eligible for the corporate dividends-received deduction.

The  availability  of the  dividends-received  deduction  is  subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the  deduction.  The amount that the Fund may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

The Funds may invest in  complex  securities  that could be subject to  numerous special and complex tax rules.  These rules could  accelerate the recognition of income by a Fund (possibly causing the Fund to sell securities to raise the cash for necessary  distributions) and/or defer a Fund's ability to recognize a loss, and, in limited cases,  subject a Fund to U.S. federal income tax on income from certain foreign  securities.  These rules could also affect whether gain or loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend  income.  These rules could,  therefore,  affect the amount,  timing or character of the income distributed to you by a Fund. For example:

Derivatives.  Each Fund is  permitted  to invest in  certain  options,  futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income and ordinary  income  arising from certain  foreign currency  contracts),  and to realize and  distribute  any resulting  income and gains.

Short sales and  securities  lending  transactions.  A Fund's entry into a short sale  transaction  or an  option  or  other  contract  could be  treated  as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Tax straddles.  A Fund's investment in options,  futures,  forwards,  or foreign currency  contracts in connection with certain hedging  transactions could cause it to hold  offsetting  positions in  securities.  If a Fund's risk of loss with respect to specific  securities in its portfolio is substantially  diminished by the fact  that it holds  other  securities,  the Fund  could be  deemed  to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

Excess  inclusion  income.  Income  received by a Fund from equity  interests of certain mortgage pooling vehicles, either directly or through an investment in a real estate investment trust that holds such interests or qualifies as a taxable mortgage pool, is treated as "excess inclusion  income." A Fund must pay the tax
on  its  excess   inclusion   income   that  is   allocable   to   "disqualified
organizations," which are generally certain cooperatives,  governmental entities and  tax-exempt  organizations  that are exempt from tax on  unrelated  business taxable  income.  To  the  extent  that  Fund  shares  owned  by a  disqualified organization are held in record name by a broker/dealer or other nominee, a Fund must inform the  broker/dealer  or other nominee of the excess  inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund's excess inclusion income allocable to them on behalf of the disqualified  organizations.  The taxable income of a Fund shareholder can in no event be less than the sum of the  excess  inclusion  income  allocated  to that shareholder.  Excess  inclusion  income  may not be  offset  with net  operating losses,  represents  unrelated  business  taxable  income  in  the  hands  of  a tax-exempt shareholder that is not a disqualified  organization,  and is subject to withholding  tax, without regard to otherwise  applicable  exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a
U.S. person.

Investments  in  securities  of uncertain  tax  character.  A Fund may invest in securities  the U.S.  Federal  income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the financial  institution or  intermediary  through which you hold your
Fund shares must withhold a portion of your taxable dividends and sales proceeds unless you:

o    provide your correct social security or taxpayer identification number,
o    certify that this number is correct,
o    certify that you are not subject to backup withholding, and
o    certify that you are a U.S. person (including a U.S. resident alien).

The financial  institution  or  intermediary  through which you hold your shares also  must  withhold  if the IRS  instructs  it to do so.  When  withholding  is required,  the amount will be 28% of any dividends or proceeds paid. The special
U.S.  tax  certification  requirements  applicable  to  non-U.S.  investors  are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien  individual,  foreign  trust or estate,  foreign  corporation,  or foreign partnership)  may be subject to U.S.  withholding and estate tax and are subject to special  U.S.  tax  certification  requirements.  Non-U.S.  investors  should consult their tax advisors about the  applicability  of U.S. tax withholding and the use of the appropriate forms to certify their status.

In  general.  The  United  States  imposes  a flat  30%  withholding  tax  (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by a Fund,  subject  to  certain  exemptions  for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Fund shares,  will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends & Short-Term Capital Gain Dividends. In general,  capital gain dividends paid by a Fund from either long-term or short-term  capital gains
(other than gain realized on  disposition  of U.S. real property  interests) are not  subject  to  U.S.  withholding  tax  unless  you  are a  nonresident  alien individual present in the United States for a period or periods  aggregating 183 days or more during the taxable year.

Interest-Related Dividends. Also, interest-related dividends paid by a Fund from qualified  interest income are not subject to U.S.  withholding tax.  "Qualified interest income"  includes,  in general,  U.S. source (1) bank deposit interest,
(2)  short-term  original  discount and (3) interest  (including  original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership  in which  the Fund is a  10-percent  shareholder  or is  contingent
interest,   and  (4)  any  interest-related   dividend  from  another  regulated
investment  company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified.  This is because the designation is based on an estimate of the Fund's  qualified  interest  income for its entire  fiscal year, which  can  only  be  determined  with  exactness  at  fiscal  year  end.  As  a consequence,  the financial  institution or intermediary  through which you hold your Fund shares may over  withhold a small  amount of U.S.  tax from a dividend payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further  limitations  on  tax  reporting  for  interest-related   dividends  and
short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for a Fund to  designate,  and the Funds  reserve the right in these cases to not designate,  small amounts of interest-related or short-term  capital  gain  dividends.  Additionally,  a  Fund's  designation  of interest-related  or short-term capital gain dividends may not be passed through to shareholders by the financial  institution or intermediary  through which you hold your Fund shares that have assumed tax reporting  responsibilities for this income due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund  beginning  after  December 31, 2004 and before  January 1, 2008 unless such exemptions are extended or made permanent.

Ordinary dividends;  effectively connected income.  Ordinary dividends paid by a
Fund to non-U.S.  investors on the income earned on portfolio investments in (i)
the stock of  domestic  and foreign  corporations,  and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding  tax. If you hold your Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment  in U.S.  real  property.  A Fund may invest in equity  securities of corporations that invest in U.S. real property, including Real Estate Investment
Trusts (REITs).  The sale of a U.S. real property  interest by the Fund, or by a
REIT or U.S. real property  holding  corporation in which the Fund invests,  may trigger  special  tax  consequences  to the Fund's  non-U.S.  shareholders.  The
Foreign  Investment  in Real Property Tax Act of 1980  (FIRPTA)  makes  non-U.S.
persons  subject to U.S. tax on disposition of a U.S. real property  interest as if he or she were a U.S.  person.  Such gain is sometimes  referred to as FIRPTA gain. The Code provides a look-through  rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as a Fund, as follows:

     o    The RIC is classified as a qualified  investment  entity. A "qualified investment entity" includes a RIC if, in general, more than 50% of the
          RIC's assets  consists of interests  in REITs and U.S.  real  property holding corporations;
     o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of
          Fund shares at any time during the one-year  period ending on the date of the distribution; and
     o    If these conditions are met, Fund  distributions to you are treated as gain from the  disposition of a U.S. real property  interest  (USRPI), causing the  distribution  to be subject to U.S.  withholding tax at a rate of 35%, and requiring that you to file a nonresident  U.S. income tax return.
     o    In addition,  even if you are a non-U.S.  shareholder  that owns 5% or less of a class  of  shares  of the  Fund  classified  as a  qualified investment  entity,  Fund  Distributions  to you  attributable to gain realized  by the Fund from  disposition  of USRPI  will be  treated as ordinary  dividends  (rather  than short- or long-term  capital  gain)
          subject to withholding at a 30% or lower treaty rate.

Because  each Fund  expects to invest  less than 50% of its assets at all times, directly and  indirectly,  in U.S. real property  interests,  each Fund does not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

U.S tax certification rules.  Special U.S. tax certification  requirements apply to non-U.S.  shareholders  both to avoid U.S. back-up  withholding  imposed at a rate of 28% and to obtain the benefits of any treaty  between the United  States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S.  estate  tax.  An  individual  who,  at the time of  death,  is a  Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Fund shares held by the estate of a  nonresident  decedent.  The amount treated as exempt is based upon the  proportion  of the assets held by a Fund at the end of the quarter immediately  preceding the decedent's death that are debt obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.  Transfers by gift of  shares  of a Fund  by a  non-U.S.  shareholder  who is a  nonresident  alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder  entitled  to claim the  benefits of an  applicable  tax treaty may be different from those described herein.  Non-U.S.  shareholders are urged to consult  their own tax  advisers  with  respect to the  particular  tax consequences to them of an investment in a Fund,  including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing  general  discussion of U.S.  federal income tax  consequences  is based on the Code and the regulations issued thereunder as in effect on the date
of  this   Statement  of   Additional   Information.   Future   legislative   or
administrative   changes  or  court  decisions  may  significantly   change  the
conclusions  expressed  herein,  and any such  changes or  decisions  may have a retroactive effect with respect to the transactions  contemplated  herein. Rules of state and local taxation of ordinary  income,  qualified  dividend income and capital  gain  dividends  may  differ  from the  rules for U.S.  federal  income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each  shareholder's  particular  situation.
Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from  those  summarized  above.  Shareholders  are  urged to  consult  their tax advisers  as to the  consequences  of these and other  state and local tax rules affecting investment in a Fund.

THIS  DISCUSSION  OF "TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE
AND DOES NOT PURPORT TO DEAL WITH ALL FEDERAL TAX CONSEQUENCES APPLICABLE TO ALL
CATEGORIES  OF  INVESTORS,  SOME OF WHICH MAY BE SUBJECT TO SPECIAL  RULES.  YOU
SHOULD  CONSULT YOUR OWN TAX ADVISER  REGARDING  YOUR  PARTICULAR  CIRCUMSTANCES
BEFORE MAKING AN INVESTMENT IN A FUND.

Performance Information
--------------------------------------------------------------------------------

The Funds may compare their  investment  performance to  appropriate  market and mutual fund  indices and  investments  for which  reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and  management  costs and expenses.  The  performance  of the Funds may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related  to  the  Funds  or to  the  Advisor,  should  be
considered   in  light  of  a  Funds'   investment   objectives   and  policies,
characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

KPMG LLP, 303 East Wacker Drive,  Chicago,  Illinois  60601-5212,  serves as the
Funds' independent registered public accounting firm, whose services include the audit of the Funds'  financial  statements and the  performance of other related audit and tax services.

Legal Counsel
--------------------------------------------------------------------------------

Stradley  Ronon Stevens & Young,  LLP, 2600 One Commerce  Square,  Philadelphia,
Pennsylvania 19103 serves as the Funds' legal counsel.

Financial Statements
--------------------------------------------------------------------------------

No  financial  statements  are  available  for the  Funds,  as the Funds had not commenced investment operations as of the date of this SAI.

                                 ASSETMARK FUNDS
                                     PART C

Item 23. Exhibits.

(a)  Declaration of Trust

     (1)  Certificate  of Trust as filed with the Secretary of State of Delaware on January 2, 2001 was  previously  filed  with  Registrant's  Initial
          Registration  on Form  N-1A  with the SEC on  January  9,  2001 and is incorporated by reference.

     (2)  Agreement  and   Declaration  of  Trust  dated  January  8,  2001  was
          previously filed with  Registrant's  Pre-Effective  Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (3)  AssetMark   Funds  Officer's   Certificate   dated  October  4,  2006,
          certifying  that the eight initial  series of shares of the Trust were designated and established at an  organizational  meeting of the Board of Trustees of the Trust held on March 29, 2001, was previously  filed with Registrant's  Post-Effective  Amendment No. 9 to its Registration
          Statement  on Form  N-1A  with  the SEC on  January  31,  2007  and is incorporated by reference.

     (4)  AssetMark  Funds  Officer's   Certificate   dated  January  31,  2007,
          certifying that the five additional series of shares of the Trust were created and established by written consent of the Board of Trustees as of January 31, 2007, is attached herewith as Exhibit EX-99.a.4.

(b)  Bylaws

     (1)  Bylaws dated January 8, 2001 were previously  filed with  Registrant's
          Pre-Effective  Amendment No. 1 to its  Registration  Statement on Form
          N-1A with the SEC on April 12, 2001 and are incorporated by reference.

(c)  Instruments Defining Rights of Security Holders

See Articles  III, V and VI of the  Registrant's  Agreement and  Declaration  of
Trust previously filed with the  Registrant's  Pre-Effective  Amendment No. 1 to its  Registration  Statement  on Form N-1A  with the SEC on April  12,  2001 and incorporated by reference.

See  also,  Article  II  of  the  Registrant's  Bylaws,  previously  filed  with
Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form
N-1A with the SEC on April 12, 2001 and incorporated by reference.

(d)  Investment Advisory Agreements

     (1)  Investment   Advisory   Agreement  between  Registrant  and  AssetMark
          Investment Services, Inc. dated October 20, 2006, was previously filed with Registrant's  Post-Effective  Amendment No. 9 to its Registration
          Statement  on Form  N-1A  with  the SEC on  January  31,  2007  and is incorporated by reference.

          (a)  Form of Amendment to the Investment  Advisory  Agreement  between
               Registrant and AssetMark Investment Services,  Inc. dated October
               20, 2006, is filed herewith as Exhibit EX-99.d.1.a.

     (2)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and Brandes Investment  Partners,  L.P. was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  2  to  its
          Registration  Statement  on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (3)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and Davis Selected  Advisers,  LP was previously filed with Registrant's  Post-Effective  Amendment No. 1 to its Registration
          Statement  on Form  N-1A  with  the SEC on  September  9,  2002 and is incorporated by reference.

     (4)  Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and TCW Investment  Management  Company was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  2  to  its
          Registration  Statement  on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (5)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc.  and  Atlanta  Capital  Management  Company,  LLC  was
          previously filed with Registrant's  Post-Effective  Amendment No. 1 to its  Registration  Statement on Form N-1A with the SEC on September 9,
          2002 and is incorporated by reference.

     (6)  Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Advisory Research,  Inc. was previously filed with
          Registrant's  Post-Effective  Amendment  No.  8  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (7)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and First  Quadrant,  L.P. was  previously  filed with
          Registrant's  Post-Effective  Amendment  No.  8  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (8)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc.  and  Nicholas-Applegate  Capital  Management  LLC was
          previously filed with Registrant's  Post-Effective  Amendment No. 7 to its  Registration  Statement  on Form N-1A with the SEC on October 28,
          2005 and is incorporated by reference.

     (9)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and Copper Rock Capital  Partners,  LLC was previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  7  to  its
          Registration  Statement  on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (10) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc.  and Clay  Finlay,  Inc.  was  previously  filed  with
          Registrant's  Post-Effective  Amendment  No.  2  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  28,  2003  and is incorporated by reference.

     (11) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Oppenheimer Capital, LLC was previously filed with
          Registrant's  Post-Effective  Amendment  No.  2  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  28,  2003  and is incorporated by reference.

     (12) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Adelante  Capital  Management LLC (formerly,  Lend
          Lease Rosen Real Estate  Securities,  LLC) was  previously  filed with
          Registrant's  Post-Effective  Amendment  No.  4  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  29,  2004  and is incorporated by reference.

     (13) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Nuveen Asset  Management was previously filed with
          Registrant's  Post-Effective  Amendment  No.  8  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (14) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and AEW Management  and Advisors,  L.P. was previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  4  to  its
          Registration  Statement  on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (15) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services, Inc. and Goldman Sachs Asset Management, L.P. was previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  4  to  its
          Registration  Statement  on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (16) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Western Asset  Management  Company was  previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  4  to  its
          Registration  Statement  on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (17) Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc.  and  Western  Asset  Management  Company  Limited was
          previously filed with Registrant's  Post-Effective  Amendment No. 7 to its  Registration  Statement  on Form N-1A with the SEC on October 28,
          2005 and is incorporated by reference.

     (18) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Delaware  Management  Company was previously filed with Registrant's  Post-Effective  Amendment No. 8 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (19) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and NFJ Investment  Group,  L.P. was previously  filed with Registrant's  Post-Effective  Amendment No. 8 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (20) Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and  Wellington  Management  Company dated December 6,
          2006 to be filed by amendment.

     (21) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc.  and  Research  Affiliates,  LLC is filed  herewith as
          Exhibit EX-99.d.21.

     (22) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc.  and Russell  Implementation  Services,  Inc. is filed herewith as Exhibit EX-99.d.22.

(e)  Underwriting Agreements

     (1)  Distribution  Agreement  between  AssetMark  Capital  Corporation  and
          Registrant  was  previously  filed  with  Registrant's  Post-Effective
          Amendment  No. 1 to its  Registration  Statement on Form N-1A with the
          SEC on September 9, 2002 and is incorporated by reference.

          (a)  Form of Amendment to  Distribution  Agreement  between  AssetMark
               Capital  Corporation  and Registrant is filed herewith as Exhibit
               EX-99.e.1.a.

     (2)  Sub-Distribution  Agreement between AssetMark Capital  Corporation and
          Quasar  Distributors,  LLC  was  previously  filed  with  Registrant's
          Post-Effective  Amendment No. 1 to its Registration  Statement on Form
          N-1A  with  the  SEC on  September  9,  2002  and is  incorporated  by reference.

          (a)  Form of Amendment to Sub-Distribution Agreement between AssetMark
               Capital  Corporation  and  Quasar  Distributors,   LLC  is  filed
               herewith as Exhibit EX-99.e.2.a.

(f)  Bonus or Profit Sharing Contracts

     Not Applicable.

(g)  Custodian Agreements

     (1)  Form of Amended and Restated Custody Agreement between  Registrant and
          U.S. Bank, N.A was previously filed with  Registrant's  Post-Effective
          Amendment  No. 4 to its  Registration  Statement on Form N-1A with the
          SEC on October 29, 2004 and is incorporated by reference.

          (a)  Form of  Amendment  to Amended  and  Restated  Custody  Agreement
               between  Registrant  and U.S.  Bank,  N.A.  is filed  herewith as
               Exhibit EX-99.g.1.a.

(h)  Other Material Contracts

     (1)  Fund  Administration  Servicing  Agreement between Registrant and U.S.
          Bancorp Fund Services,  LLC  (formerly,  Firstar Mutual Fund Services,
          LLC) was previously filed with Registrant's  Post-Effective  Amendment
          No.  1 to its  Registration  Statement  on Form  N-1A  with the SEC on
          September 9, 2002 and is incorporated by reference.

          (a)  Form of  Amendment  to Fund  Administration  Servicing  Agreement
               between  Registrant and U.S. Bancorp Fund Services,  LLC is filed herewith as Exhibit EX-99.h.1.a.

     (2)  Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp
          Fund Services, LLC (formerly,  Firstar Mutual Fund Services,  LLC) was previously filed with Registrant's  Post-Effective  Amendment No. 1 to its  Registration  Statement on Form N-1A with the SEC on September 9,
          2002 and is incorporated by reference.

          (a)  Form of Amendment to Transfer Agent Servicing  Agreement  between
               Registrant and U.S. Bancorp Fund Services,  LLC is filed herewith as Exhibit EX-99.h.2.a.

     (3)  Fund Accounting  Servicing  Agreement between  Registrant U.S. Bancorp
          Fund Services, LLC (formerly,  Firstar Mutual Fund Services,  LLC) was previously filed with Registrant's  Post-Effective  Amendment No. 1 to its  Registration  Statement on Form N-1A with the SEC on September 9,
          2002 and is incorporated by reference.

          (a)  Form of Amendment to Fund Accounting  Servicing Agreement between
               Registrant U.S.  Bancorp Fund Services,  LLC is filed herewith as
               Exhibit EX-99.h.3.a.

     (4)  Assumption  Agreement between Registrant and Ariel Capital Management,
          LLC was previously filed with  Registrant's  Post-Effective  Amendment
          No.  4 to its  Registration  Statement  on Form  N-1A  with the SEC on
          October 29, 2004 and is incorporated by reference.

(i)  Opinion and Consent of Counsel

     (1)  Opinion and Consent of Counsel was previously filed with  Registrant's
          Post-Effective  Amendment No. 7 to its Registration  Statement on Form
          N-1A  with  the  SEC  on  October  28,  2005  and is  incorporated  by reference.

     (2)  Opinion of Counsel is filed herewith as Exhibit EX-99.i.2.

(j)  Other Opinions

     (1)  Power of  Attorney  dated  March 29,  2001 was  previously  filed with
          Registrant's   Pre-Effective  Amendment  No.  1  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC on  April  12,  2001  and is incorporated by reference.

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Initial Capital Agreements

     (1)  Agreement  Relating  to  Initial  Capital  was  previously  filed with
          Registrant's   Pre-Effective  Amendment  No.  2  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  May  10,  2001  and  is incorporated by reference.

(m)  Rule 12b-1 Plan

     (1)  Distribution   Plan  (Rule  12b-1  Plan)  was  previously  filed  with
          Registrant's  Post-Effective  Amendment  No.  1  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  September  9,  2002 and is incorporated by reference.

          (a)  Amendment  to the  Distribution  Plan (Rule  12b-1 Plan) is filed herewith as Exhibit EX-99.m.1.a.

(n)  Rule 18f-3 Plan

     Not Applicable.

(o)  Reserved.

(p)  Code of Ethics

     (1)  Joint Code of Ethics  for  AssetMark  Investment  Services,  Inc.  and
          AssetMark  Capital  Corporation was previously filed with Registrant's
          Post-Effective  Amendment No. 4 to its Registration  Statement on Form
          N-1A  with  the  SEC  on  October  29,  2004  and is  incorporated  by reference.

     (2)  Code of Ethics for Brandes  Investment  Partners,  L.P. was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  1  to  its
          Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (3)  Code of Ethics for Davis Selected  Advisers,  LP was previously  filed with Registrant's  Post-Effective  Amendment No. 1 to its Registration
          Statement  on Form  N-1A  with  the SEC on  September  9,  2002 and is incorporated by reference.

     (4)  Code of Ethics for TCW  Investment  Management  Company was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  1  to  its
          Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (5)  Code  of  Ethics  for  Atlanta  Capital  Management  Company,  LLC was
          previously filed with Registrant's  Post-Effective  Amendment No. 1 to its  Registration  Statement on Form N-1A with the SEC on September 9,
          2002 and is incorporated by reference.

     (6)  Code of Ethics for Advisory  Research,  Inc. was previously filed with
          Registrant's  Post-Effective  Amendment  No.  8  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (7)  Code of Ethics for First  Quadrant,  L.P.  was  previously  filed with
          Registrant's  Post-Effective  Amendment  No.  8  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (8)  Code of  Ethics  for  Nicholas-Applegate  Capital  Management  LLC was
          previously filed with Registrant's  Post-Effective  Amendment No. 7 to its  Registration  Statement  on Form N-1A with the SEC on October 28,
          2005 and is incorporated by reference.

     (9)  Code of Ethics for Copper Rock Capital  Partners,  LLC was  previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  7  to  its
          Registration  Statement  on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (10) Code of  Ethics  for Clay  Finlay,  Inc.  was  previously  filed  with
          Registrant's  Post-Effective  Amendment  No.  4  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  29,  2004  and is incorporated by reference.

     (11) Code of Ethics for Oppenheimer  Capital LLC was previously  filed with
          Registrant's  Post-Effective  Amendment  No.  4  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  29,  2004  and is incorporated by reference.

     (12) Code of Ethics for Adelante Capital  Management,  LLC (formerly,  Lend
          Lease Rosen Real Estate  Securities,  LLC) was  previously  filed with
          Registrant's   Pre-Effective  Amendment  No.  1  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC on  April  12,  2001  and is incorporated by reference.

     (13) Code of Ethics for Nuveen Asset Management,  Inc. was previously filed with Registrant's  Post-Effective  Amendment No. 8 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (14) Code of Ethics for AEW  Management  and Advisors,  L.P. was previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  4  to  its
          Registration  Statement  on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (15) Code of Ethics for Goldman Sachs Asset Management, L.P. was previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  4  to  its
          Registration  Statement  on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (16) Code of Ethics for Western  Asset  Management  Company was  previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  7  to  its
          Registration  Statement  on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (17) Code of Ethics  for  Western  Asset  Management  Company  Limited  was
          previously filed with Registrant's  Post-Effective  Amendment No. 7 to its  Registration  Statement  on Form N-1A with the SEC on October 28,
          2005 and is incorporated by reference.

     (18) Code of Ethics for Delaware  Management  Company was previously  filed with Registrant's  Post-Effective  Amendment No. 8 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (19) Code of Ethics for NFJ Investment  Group,  L.P. was  previously  filed with Registrant's  Post-Effective  Amendment No. 8 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (20) Code of  Ethics  for  Wellington  Management  Company  to be  filed by amendment.

     (21) Code of Ethics  for  Research  Affiliates,  LLC is filed  herewith  as
          Exhibit EX-99.p.21.

     (22) Code of Ethics for Russell Implementation  Services,  Inc. to be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly  controlled by or under common  control with the Registrant.

Item 25. Indemnification.

Article VII,  Section 1 of the Agreement and  Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are  permitted  by the  Delaware  Business  Trust Act, the officers and Trustees shall not be  responsible or liable in any event for any act or omission of: any agent of the Trust; and Investment Adviser,  Principal  Underwriter or placement agent of the Trust;  or with  respect to each  Trustee and  officer,  the act or omission of any other Trustee or officer, respectively. Nothing herein contained shall  limit the  liability  of any agent from or against any  liability  to the
Trust or any  Shareholder  to which such  agent  would  otherwise  be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties to the Trust or the Shareholders.

Pursuant  to Rule  484  under  the  Securities  Act of  1933,  as  amended,  the
Registrant furnishes the following undertaking:  "Insofar as indemnification for liability  arising under the Securities Act of 1933 (the "Act") may be permitted to trustees,  officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the  Securities  and  Exchange  Commission  such  indemnification  is against public policy as expressed in the Act and is, therefore,  unenforceable.
In the event that a claim for  indemnification  against such liabilities  (other than the payment by the  Registrant  of expenses  incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee,  officer or controlling person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Advisor.

Other business,  profession,  vocation or employment of a substantial  nature in which each director,  partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal  years,  engaged for his own account or in the capacity of director,  officer,  employee,  partner or trustee are as follows:

AssetMark Investment Services, Inc. (the "Advisor")

The Advisor is the investment advisor to each of the Registrant's  series, which currently consist of: AssetMark Large Cap Value Fund, AssetMark Large Cap Growth
Fund,  AssetMark Small/Mid Cap Value Fund,  AssetMark Small/Mid Cap Growth Fund,
AssetMark  International  Equity Fund,  AssetMark Real Estate  Securities  Fund,
AssetMark  Tax-Exempt Fixed Income Fund,  AssetMark Core Plus Fixed Income Fund,
AssetMark Fundamental Index(TM) Large Company Growth Fund, AssetMark Fundamental
Index(TM)  Large  Company  Value Fund,  AssetMark  Fundamental  Index(TM)  Small
Company Growth Fund,  AssetMark  Fundamental  Index(TM) Small Company Value Fund
and AssetMark Fundamental Index(TM) International Equity Fund (the "Funds"). The
principal business address of the Advisor is 2300 Contra Costa Boulevard,  Suite
600, Pleasant Hill, California 94523-3967.  The Advisor is an investment advisor registered  under the  Investment  Advisers  Act of 1940 (the  "Advisers  Act").
Additional  information  as to the Advisor and the directors and officers of the
Advisor is included in the Advisor's  Form ADV filed with the  Commission  (File
No.  801-56323),  which is  incorporated  herein by reference and sets forth the officers  and  directors  of the Advisor  and  information  as to any  business, profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Brandes Investment Partners, L.P. ("Brandes")

Brandes is a subadvisor to the Registrant's  Large Cap Value Fund. The principal business  address  of  Brandes is 11988 El Camino  Real,  Suite 500,  San Diego,
California  92191-9048.  Brandes is an investment  advisor  registered under the
Advisers  Act.  Additional  information  as to  Brandes  and the  directors  and officers of Brandes is included in Brandes'  Form ADV filed with the  Commission
(File No. 801-24896),  which is incorporated  herein by reference and sets forth the  officers  and  directors  of Brandes and  information  as to any  business, profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Davis Selected Advisers, LP ("Davis")

Davis is a subadvisor to the  Registrant's  Large Cap Value Fund.  The principal business  address of Davis is 2949 E. Elvira Road,  Suite 101,  Tucson,  Arizona
85706.  Davis is an  investment  advisor  registered  under  the  Advisers  Act.
Additional  information  as to Davis and the  directors and officers of Davis is included  in Davis'  Form ADV filed with the  Commission  (File No.  801-31648), which is  incorporated  herein by  reference  and sets  forth the  officers  and directors of Davis and information as to any business,  profession,  vocation or employment of a substantial  nature  engaged in by those  officers and directors during the past two years.

TCW Investment Management Company ("TCW")

TCW is a subadvisor  to the  Registrant's  Large Cap Growth Fund.  The principal business address of TCW is 865 South Figueroa  Street,  Suite 1800, Los Angeles,
California  90017.  TCW is an investment  advisor  registered under the Advisers
Act.  Additional  information as to TCW and the directors and officers of TCW is included in TCW's Form ADV filed with the Commission (File No. 801-29075), which is incorporated herein by reference and sets forth the officers and directors of
TCW and information as to any business, profession,  vocation or employment of a substantial  nature engaged in by those  officers and directors  during the past two years.

Atlanta Capital Management Company, LLC ("Atlanta")

Atlanta is a subadvisor to the Registrant's Large Cap Growth Fund. The principal business address of Atlanta is 1349 West Peachtree Street,  Suite 1600, Atlanta,
Georgia 30309.  Atlanta is an investment  advisor  registered under the Advisers
Act.  Additional  information  as to Atlanta and the  directors  and officers of
Atlanta is included in Atlanta's  Form ADV filed with the  Commission  (File No.
801-60673),  which is  incorporated  herein  by  reference  and sets  forth  the
officers  and  directors  of  Atlanta  and   information  as  to  any  business,
profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Advisory Research, Inc. ("ARI")

ARI is a subadvisor to the Registrant's  Small/Mid Cap Value Fund. The principal business address of ARI is 180 N. Stetson Avenue,  Chicago,  Illinois 60601. ARI
is  an  investment  advisor  registered  under  the  Advisers  Act.   Additional
information as to ARI and the directors and officers of ARI is included in ARI's
Form ADV filed with the Commission (File No.  801-14172),  which is incorporated herein  by  reference  and sets  forth the  officers  and  directors  of ARI and information  as  to  any  business,  profession,  vocation  or  employment  of a substantial  nature engaged in by those  officers and directors  during the past two years.

First Quadrant, L.P. ("First Quadrant")

First Quadrant is a subadvisor to the Registrant's Small/Mid Cap Value Fund. The principal  business  address of First Quadrant is 800 E. Colorado  Blvd.,  Suite
900,  Pasadena,  California  91101.  First  Quadrant  is an  investment  advisor registered under the Advisers Act.  Additional  information as to First Quadrant and the directors and officers of First Quadrant is included in First Quadrant's
Form ADV filed with the Commission (File No.  801-51748),  which is incorporated herein by reference and sets forth the officers and directors of First  Quadrant and  information  as to any  business,  profession,  vocation or employment of a substantial  nature engaged in by those  officers and directors  during the past two years.

Nicholas-Applegate Capital Management LLC ("Nicholas-Applegate")

Nicholas-Applegate  is a subadvisor  to the  Registrant's  Small/Mid  Cap Growth
Fund.  The  principal  business  address  for  Nicholas-Applegate  is  600  West
Broadway,  San Diego,  California  92101.  Nicholas-Applegate  is an  investment advisor  registered  under  the  Advisers  Act.  Additional  information  as  to
Nicholas-Applegate  and the  directors  and  officers of  Nicholas-Applegate  is included in  Nicholas-Applegate's  Form ADV filed with the Commission  (File No.
801-21442),  which is  incorporated  herein  by  reference  and sets  forth  the officers and directors of Nicholas-Applegate and information as to any business, profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Copper Rock Capital Partners, LLC ("Copper Rock")

Copper Rock is a subadvisor to the  Registrant's  Small/Mid Cap Growth Fund. The
principal  business address of Copper Rock is 200 Clarendon Street,  53rd floor,
Boston,  Massachusetts  02116.  Copper Rock is an investment  advisor registered under  the  Advisers  Act.  Additional  information  as to  Copper  Rock and the directors  and  officers of Copper  Rock is  included in Copper  Rock's Form ADV filed with the Commission (File No. 801-63900),  which is incorporated herein by reference  and  sets  forth  the  officers  and  directors  of  Copper  Rock and information  as  to  any  business,  profession,  vocation  or  employment  of a substantial  nature engaged in by those  officers and directors  during the past two years.

Clay Finlay, Inc. ("Clay Finlay")

Clay Finlay is a global equity management firm founded in 1982 and headquartered in New York, with offices at 200 Park Avenue, New York, New York 10166. The firm also has offices in London and Tokyo. An experienced  multinational team of more than 20  investment  professionals  manages a full range of  multi-regional  and regional equity mandates on behalf of major corporations, financial institutions and  governments.  Clay Finlay is an  investment  advisor  registered  under the
Advisers  Act.  Additional  information  as to Clay Finlay and the directors and officers of Clay Finlay is  included  in Clay  Finlay's  Form ADV filed with the
Commission (File No. 801-17316),  which is incorporated  herein by reference and sets forth the officers and directors of Clay Finlay and  information  as to any business, profession,  vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Oppenheimer Capital LLC ("Oppenheimer")

Oppenheimer is a subadvisor to the Registrant's  International  Equity Fund. The
principal  business address of Oppenheimer is 1345 Avenue of the Americas,  48th
Floor, New York, New York 10105. Oppenheimer is an investment advisor registered under  the  Advisers  Act.  Additional  information  as to  Oppenheimer  and the directors  and officers of  Oppenheimer  is included in  Oppenheimer's  Form ADV filed with the Commission (File No. 801-10708),  which is incorporated herein by reference  and  sets  forth  the  officers  and  directors  of  Oppenheimer  and information  as  to  any  business,  profession,  vocation  or  employment  of a substantial  nature engaged in by those  officers and directors  during the past two years.

Adelante Capital Management LLC ("Adelante")

Adelante is a subadvisor to the  Registrant's  Real Estate  Securities Fund. The
principal business address of Adelante is 555 12th Street,  Suite 2100, Oakland,
California  94607.  Adelante  is an  investment  advisor  registered  under  the
Advisers  Act.  Additional  information  as to Adelante  and the  directors  and officers  of  Adelante  is  included  in  Adelante's  Form  ADV  filed  with the
Commission (File No. 801-48599),  which is incorporated  herein by reference and sets forth the officers and  directors  of Adelante  and  information  as to any business, profession,  vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Nuveen Asset Management ("NAM")

NAM is a subadvisor  to the  Registrant's  Tax-Exempt  Fixed  Income  Fund.  The
principal  business address of NAM is 333 West Wacker Drive,  Chicago,  Illinois
60606.  NAM  is  an  investment  advisor  registered  under  the  Advisers  Act.
Additional  information  as to NAM  and the  directors  and  officers  of NAM is included in NAM's Form ADV filed with the Commission (File No. 801-14147), which is incorporated herein by reference and sets forth the officers and directors of
NAM and information as to any business, profession,  vocation or employment of a substantial  nature engaged in by those  officers and directors  during the past two years.

AEW Management and Advisors, L.P. ("AEW")

AEW is a  subadvisor  to the  Registrant's  Real  Estate  Securities  Fund.  The
principal  address of AEW is World Trade Center East, Two Seaport Lane,  Boston,
Massachusetts  02210. AEW is an investment advisor registered under the Advisers
Act.  Additional  information as to AEW and the directors and officers of AEW is included in AEW's Form ADV filed with the Commission (File No. 801-6604),  which is incorporated herein by reference and sets forth the officers and directors of
AEW and information as to any business, profession,  vocation or employment of a substantial  nature engaged in by those  officers and directors  during the past two years.

Goldman Sachs Asset Management, L.P. ("GSAM")

GSAM is a  subadvisor  to the  Registrant's  Core Plus Fixed  Income  Fund.  The
principal  business  address of GSAM is 32 Old Slip,  23rd Floor,  New York, New
York 10005.  GSAM is an investment  advisor  registered  under the Advisers Act.
Additional  information  as to GSAM and the  directors  and  officers of GSAM is included  in GSAM's  Form ADV filed with the  Commission  (File No.  801-37591), which is  incorporated  herein by  reference  and sets  forth the  officers  and directors of GSAM and  information as to any business,  profession,  vocation or employment of a substantial  nature  engaged in by those  officers and directors during the past two years.

Western Asset Management Company ("Western")

Western is a subadvisor  to the  Registrant's  Core Plus Fixed Income Fund.  The
principal business address of Western is 385 East Colorado Boulevard,  Pasadena,
California 91101. Western is an investment advisor registered under the Advisers
Act.  Additional  information  as to Western and the  directors  and officers of
Western is included in Western's  Form ADV filed with the  Commission  (File No.
801-8162), which is incorporated herein by reference and sets forth the officers and  directors  of  Western  and  information  as to any  business,  profession, vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Western Asset Management Company Limited ("WAML")

WAML, an affiliate of Western,  is a United Kingdom  Corporation  and has been a registered  investment  advisor since 1984. The principal  business  address for
WAML is 150 Bishopsgate,  London, England EC2 M3XG. Additional information as to
WAML and the directors and officers of WAML is included in WAML's Form ADV filed with the  Commission  (File  No.  801-21068),  which is  incorporated  herein by reference and sets forth the officers and directors of WAML and  information  as to any business,  profession,  vocation or  employment  of a substantial  nature engaged in by those officers and directors during the past two years.

Delaware Management Company ("DMC")

DMC is a subadvisor  to the  Registrant's  Tax-Exempt  Fixed  Income  Fund.  The
principal  business  address  of  DMC  is  2005  Market  Street,   Philadelphia,
Pennsylvania 19103-7098.  DMC is a series of Delaware Management Business Trust, and  an  investment  advisor  registered  under  the  Advisers  Act.  Additional information as to DMC and the directors and officers of DMC is included in DMC's
Form ADV filed with the Commission (File No.  801-32108),  which is incorporated herein  by  reference  and sets  forth the  officers  and  directors  of DMC and information  as  to  any  business,  profession,  vocation  or  employment  of a substantial  nature engaged in by those  officers and directors  during the past two years.

NFJ Investment Group, L.P. ("NFJ")

NFJ is a subadvisor  to the  Registrant's  Large Cap Value Fund.  The  principal business address of NFJ is 2100 Ross Avenue,  Suite 1840,  Dallas,  Texas 75201.
NFJ is  owned  by  Allianz  Global  Investors  U.S.  Equities  LLC,  which  is a wholly-owned  subsidiary of Allianz  Global  Investors of America  L.P.,  and an
investment advisor registered under the Advisers Act. Additional  information as to NFJ and the directors and officers of NFJ is included in NFJ's Form ADV filed with the  Commission  (File  No.  801-47940),  which is  incorporated  herein by reference and sets forth the officers and directors of NFJ and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Wellington Management Company, LLP ("Wellington")

Wellington  is a  subadvisor  to the  Registrant's  Large Cap Growth  Fund.  The
principal   business   address  of  Wellington  is  75  State  Street,   Boston,
Massachusetts  02109.  Wellington is an investment  advisor registered under the
Advisers Act.  Additional  information  as to  Wellington  and the directors and officers  of  Wellington  is included  in  Wellington's  Form ADV filed with the
Commission (File No. 801-15908),  which is incorporated  herein by reference and sets forth the officers and directors of Wellington  and  information  as to any business, profession,  vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Research Affiliates, LLC ("Research Affiliates")

Research Affiliates is a subadvisor to the Registrant's Fundamental Index Funds.
The  principal  business  address of Research  Affiliates is 155 N. Lake Avenue,
Suite 900,  Pasadena,  California  91101.  Research  Affiliates is an investment advisor registered under the Advisers Act. Additional information as to Research
Affiliates and the directors and officers of Research  Affiliates is included in
Research  Affiliates' Form ADV filed with the Commission  (File No.  801-61153), which is  incorporated  herein by  reference  and sets  forth the  officers  and directors of Research Affiliates and information as to any business, profession, vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Russell Implementation Services, Inc. ("Russell")

Russell  is a  subadvisor  to the  Registrant's  Fundamental  Index  Funds.  The
principal business address of Russell is 909 A Street, Tacoma, Washington 98402.
Russell is an investment advisor  registered under the Advisers Act.  Additional information  as to Russell and the directors and officers of Russell is included in Russell's Form ADV filed with the Commission (File No.  801-60335),  which is incorporated  herein by reference  and sets forth the officers and  directors of
Russell and information as to any business,  profession,  vocation or employment of a substantial  nature engaged in by those  officers and directors  during the past two years.

Item 27. Principal Underwriter.

(a)  AssetMark  Capital  Corporation,  2300 Contra Costa  Boulevard,  Suite 600,
     Pleasant Hill,  California  94523-3967,  the  Distributor for shares of the
     Registrant, does not act as principal underwriter for any other fund.

(b)  To the best of Registrant's knowledge, the directors and executive officers of AssetMark Capital Corporation are as follows:

-------------------------------- ---------------------------------------- --------------------------------------------
                                 Principal Position and Offices with
Name and Business Address        AssetMark Capital Corporation            Positions and Offices with Registrant
-------------------------------- ---------------------------------------- --------------------------------------------

-------------------------------- ---------------------------------------- --------------------------------------------
Ronald Dennis Cordes             President                                President, Chairperson & Trustee
-------------------------------- ---------------------------------------- --------------------------------------------

-------------------------------- ---------------------------------------- --------------------------------------------
Richard Edward Steiny            Secretary & Treasurer                    None
-------------------------------- ---------------------------------------- --------------------------------------------

The address of each of the foregoing is 2300 Contra Costa Boulevard,  Suite 600,
Pleasant Hill, California 94523.

(c)  Not Applicable.

Item 28. Location of Accounts and Records.

The  books  and  records  required  to be  maintained  by  Section  31(a) of the
Investment  Company  Act  of  1940,  as  amended,   and  the  rules  promulgated
thereunder, are maintained in the following locations:

------------------------------------------------------------ ---------------------------------------------------------
Records Relating to:                                         Are located at:
------------------------------------------------------------ ---------------------------------------------------------
Registrant's Fund Accountant,                                U.S. Bancorp Fund Services, LLC
Administrator and Transfer Agent                             615 East Michigan Street
                                                             Milwaukee, WI 53202

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Registrant's Investment Advisor                              2300 Contra Costa Boulevard, Suite 600
AssetMark Investment Services, Inc.                          Pleasant Hill, CA 94523-3967

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Registrant's Sub-Distributor                                 615 East Michigan Street
Quasar Distributors, LLC                                     Milwaukee, WI 53202

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Registrant's Custodian                                       1555 N. RiverCenter Drive, Suite 302
U.S. Bank, N.A.                                              Milwaukee, WI 53212

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Registrant's Distributor                                     2300 Contra Costa Boulevard, Suite 600
AssetMark Capital Corporation                                Pleasant Hill, CA 94523-3967

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Brandes Investment Partners, L.P.                            Brandes Investment Partners, L.P.
                                                             11988 El Camino Real, Suite 500
                                                             San Diego, CA 92130

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Davis Selected Advisors, LP                                  Davis Selected Advisors, LP
                                                             2949 E. Elvira Road, Suite 101
                                                             Tucson, AZ 85706

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
TCW Investment Management Company                            TCW Investment Management Company
                                                             865 South Figueroa Street, Suite 1800
                                                             Los Angeles, CA 90017

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Atlanta Capital Management Company, LLC                      Atlanta Capital Management Company, LLC
                                                             1349 West Peachtree Street, Suite 1600
                                                             Atlanta, GA 30309

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Advisory Research, Inc.                                      Advisory Research, Inc.
                                                             180 N. Stetson Avenue
                                                             Chicago, IL 60601

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
First Quadrant, L.P.                                         First Quadrant, L.P.
                                                             800 E. Colorado Boulevard, Suite 900
                                                             Pasadena, CA 91101

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Nicholas-Applegate Capital Management LLC                    Nicholas-Applegate Capital Management LLC
                                                             600 West Broadway
                                                             San Diego, CA 92101

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Copper Rock Capital Partners, LLC                            Copper Rock Capital Partners, LLC
                                                             200 Clarendon Street, 53rd Floor
                                                             Boston, MA 02116,

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Clay Finlay, Inc.                                            Clay Finlay, Inc.
                                                             200 Park Avenue
                                                             New York, NY 10166

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Oppenheimer Capital LLC                                      Oppenheimer Capital LLC
                                                             1345 Avenue of the Americas,
                                                             48th Floor
                                                             New York, NY 10105

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Adelante Capital Management LLC                              Adelante Capital Management LLC
                                                             555 12th Street, Suite 2100
                                                             Oakland, CA 94607

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Nuveen Asset Management                                      Nuveen Asset Management
                                                             333 West Wacker Drive
                                                             Chicago, IL 60606

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
AEW Management and Advisors, L.P.                            AEW Management and Advisors, L.P.
                                                             World Trade Center East,
                                                             Two Seaport Lane
                                                             Boston, MA 02210

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Goldman Sachs Asset Management, L.P.                         Goldman Sachs Asset Management, L.P.
                                                             32 Old Slip, 23rd Floor
                                                             New York, NY 10005

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Western Asset Management Company                             Western Asset Management Company
                                                             385 East Colorado Boulevard
                                                             Pasadena, CA 91101

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Western Asset Management Company Limited                     Western Asset Management Company Limited
                                                             150 Bishopsgate
                                                             London, England EC2 M3XG

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Delaware Management Company                                  Delaware Management Company
                                                             2005 Market Street
                                                             Philadelphia, PA 19103-7098

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
NFJ Investment Group, L.P.                                   NFJ Investment Group, L.P.
                                                             2100 Ross Avenue, Suite 1840
                                                             Dallas, TX 75201

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Wellington Management Company, LLP                           Wellington Management Company, LLP
                                                             75 State Street
                                                             Boston, MA 02109

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Research Affiliates, LLC                                     Research Affiliates, LLC
                                                             155 N. Lake Avenue, Suite 900
                                                             Pasadena, CA 91101

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Russell Implementation Services, Inc.                        Russell Implementation Services, Inc.
                                                             909 A Street
                                                             Tacoma, WA 98402

------------------------------------------------------------ ---------------------------------------------------------

Item 29. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the  series of the  Registrant  is  delivered  with a copy of the relevant latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  certifies that it meets all of the requirements for effectiveness of this  registration  statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 13/14 to this registration statement to be signed on its  behalf by the  undersigned,  duly  authorized,  in the City of
Pleasant Hill, and in the State of California on the 29th day of May 2007.

                                                     ASSETMARK FUNDS
                                                     (Registrant)

                                                     By: /s/ Ronald D. Cordes
                                                     Ronald D. Cordes, President
                                                     (Signature and Title)

Pursuant to the  requirements  of the Securities  Act of 1933, as amended,  this
Post-Effective Amendment No. 13/14 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

---------------------------------------- -------------------------------------- --------------------------------------
Signature                                Title                                  Date
---------------------------------------- -------------------------------------- --------------------------------------
/s/Ronald D. Cordes                      President, Trustee and Chairperson     May 29, 2007
Ronald D. Cordes
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
William J. Klipp *                       Independent Trustee                    May 29, 2007
William J. Klipp
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
Leonard H. Rossen *                      Independent Trustee                    May 29, 2007
Leonard H. Rossen
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
R. Thomas DeBerry *                      Independent Trustee                    May 29, 2007
R. Thomas DeBerry
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
John Whittaker*                          Vice President                         May 29, 2007
John Whittaker
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
Carrie E. Hansen*                        Treasurer and Principal Accounting     May 29, 2007
Carrie E. Hansen                         Officer
---------------------------------------- -------------------------------------- --------------------------------------

*By: /s/ Ronald D. Cordes
Ronald D. Cordes

Attorney-in-Fact   pursuant  to  Power  of  Attorney  filed  with  Pre-Effective
Amendment  No. 1 to the  Registration  Statement  on April  12,  2001,  which is incorporated herein by reference.

-------------------- -----------------------------------------------------------------------------------
Exhibit Number       Description
-------------------- -----------------------------------------------------------------------------------

-------------------- -----------------------------------------------------------------------------------
EX-99.a.4            Officer's Certificate
-------------------- -----------------------------------------------------------------------------------
EX-99.d.1.a          Form of Amendment to Investment Advisory Agreement
-------------------- -----------------------------------------------------------------------------------
EX-99.d.21           Form of Investment Sub-Advisory Agreement with Research Affiliates, LLC
-------------------- -----------------------------------------------------------------------------------
EX-99.d.22           Form of Investment Sub-Advisory Agreement with Russell Implementation Services,
                     Inc.
-------------------- -----------------------------------------------------------------------------------
EX-99.e.1.a          Form of Amendment to Distribution Agreement
-------------------- -----------------------------------------------------------------------------------
EX-99.e.2.a          Form of Amendment to Sub-Distribution Agreement
-------------------- -----------------------------------------------------------------------------------
EX-99.g.1.a          Form of Amendment to Custody Agreement
-------------------- -----------------------------------------------------------------------------------
EX-99.h.1.a          Form of Amendment to Fund Administration Servicing Agreement
-------------------- -----------------------------------------------------------------------------------
EX-99.h.2.a          Form of Amendment to Transfer Agent Servicing Agreement
-------------------- -----------------------------------------------------------------------------------
EX-99.h.3.a          Form of Amendment to Fund Accounting Servicing Agreement
-------------------- -----------------------------------------------------------------------------------
EX-99.i.2            Opinion of Counsel
-------------------- -----------------------------------------------------------------------------------
EX-99.m.1.a          Amendment to Distribution Plan (Rule 12b-1 Plan)
-------------------- -----------------------------------------------------------------------------------
EX-99.p.21           Code of Ethics for Research Affiliates, LLC
-------------------- -----------------------------------------------------------------------------------

-------------------- -----------------------------------------------------------------------------------